UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09140
                                                     ---------

                       Phoenix Institutional Mutual Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer,          John H. Beers, Esq.
       Counsel and Secretary for Registrant      Vice President and Counsel
          Phoenix Life Insurance Company       Phoenix Life Insurance Company
                 One American Row                     One American Row
              Hartford, CT 06103-2899             Hartford, CT 06103-2899
       ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT

Phoenix Institutional Bond Fund

Phoenix Low-Duration Core Plus Bond Fund








                      |                   |  WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:           |                   |  DOCUMENT E-MAILED TO YOU?
PHOENIX INSTITUTIONAL |                   |  ELIGIBLE SHAREHOLDERS CAN SIGN UP
MUTUAL FUNDS          | December 31, 2007 |  FOR E-DELIVERY AT PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED      | NO BANK GUARANTEE |  MAY LOSE VALUE

TABLE OF CONTENTS




Message to Shareholders ............................................           1
Glossary ...........................................................           2
Disclosure of Fund Expenses ........................................           4
Fund Summaries .....................................................           6
Schedules of Investments ...........................................          10
Statements of Assets and Liabilities ...............................          32
Statements of Operations ...........................................          33
Statements of Changes in Net Assets ................................          34
Financial Highlights ...............................................          36
Notes to Financial Statements ......................................          38
Report of Independent Registered Public Accounting Firm ............          48
Board of Trustees' Consideration of Investment Advisory and
   Subadvisory Agreements ..........................................          49
Fund Management Tables .............................................          52



--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear PhoenixFunds Shareholder:

[GRAPHIC OMITTED]

We are pleased to provide this report for the fiscal year ended December 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds
January 2008

                                    GLOSSARY

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Company

FHLMC  -- Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE" -- Federal National Mortgage Association

FSA -- Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE" -- Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX -- The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA -- Municipal Bond Insurance Association

MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY CORPORATE BONDS INDEX -- The Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index measures performance of U.S. investment grade corporate bond issues rated "BBB" and "A" by Standard and Poor's/Moody's with maturities between one and three years. The index is calculated on a total return basis.




INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                          FOR THE SIX-MONTH PERIOD OF
                        JULY 1, 2007 TO DECEMBER 31, 2007


We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Mutual Funds, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Institutional Mutual Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                               FOR THE SIX-MONTH
                   PERIOD OF JULY 1, 2007 TO DECEMBER 31, 2007


Expense Table
--------------------------------------------------------------------------------

                     Beginning         Ending                        Expenses
                      Account          Account       Annualized        Paid
                       Value            Value          Expense        During
                   July 1, 2007   December 31, 2007     Ratio         Period*
--------------------------------------------------------------------------------
INSTITUTIONAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X              $1,000.00        $1,048.34         0.55%         $ 2.84
Class Y               1,000.00         1,047.06         0.80            4.13

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X               1,000.00         1,022.40         0.55            2.81
Class Y               1,000.00         1,021.12         0.80            4.08
--------------------------------------------------------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X              $1,000.00        $1,022.81         0.50%         $ 2.55
Class Y               1,000.00         1,021.52         0.75            3.82

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X               1,000.00         1,022.65         0.50            2.55
Class Y               1,000.00         1,021.38         0.75            3.82


* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

PHOENIX INSTITUTIONAL BOND FUND                                  TICKER SYMBOLS:
                                                                  X Share: PXMBX
                                                                  Y Share: PYMBX



[_] PHOENIX INSTITUTIONAL BOND FUND ("INSTITUTIONAL BOND FUND," THE "FUND") The
    Fund has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

[_] For the fiscal year ended December 31, 2007, Class X shares returned 5.56% and Class Y shares returned 5.30%. For the same period, the Lehman Brothers(R) Aggregate Bond Index, a broad-based fixed income index and the Fund's style-specific benchmark, returned 6.97%.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

[_] The broad U.S. fixed income market, as represented by the Lehman Brothers
    Aggregate Bond Index, returned 6.97% for the year ended December 31, 2007. In the first five meetings of the year the Federal Reserve kept the federal funds rate unchanged at 5.25%. On September 18, 2007, the Fed cut the federal funds rate by 0.50% to 4.75%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, eventually leading to lower than expected economic growth. The Federal Reserve proceeded to cut rates another 0.25% at each of its next two meetings on October 31st and December 11th. The yield curve steepened from the beginning of the year, with rates declining across the curve.

[_] The first half of 2007 can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-treasury fixed income sectors outperformed. In stark contrast, the second half of 2007 was extraordinarily volatile. This was primarily due to fear surrounding the subprime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused Treasuries to outperform almost all spread sectors.

[_] The underperformance of the Fund's portfolio during the year was driven by its underweight to Treasuries and overweight to spread sectors, specifically structured products. Though the performance of every non-Treasury sector was affected by the flight to quality that took place in the second half of 2007, asset-backed securities were among the hardest hit. Subsequently, the Fund's overweight to asset-backed securities hurt performance as spreads continued to widen significantly due to the poor housing market, troubles related to the monoline insurers and the hedge fund driven sell off of higher quality assets in the sector.

[_] Strong industry and security selection combined with our ability to be tactical in the Fund's allocations in Corporate credit, both investment grade and below investment grade, was the largest positive contributor to performance for the year. Despite recent financial market volatility and the poor performance of both sectors as a whole, the Fund's portfolio benefited from our ability to avoid troubled industries such as home builders, and our ability to selectively add issues at attractive valuations.

    THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

    THE FUND MAY INVEST IN NON-INVESTMENT GRADE (SOMETIMES CALLED JUNK) BONDS. THESE LOWER QUALITY, NON-RATED SECURITIES PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER RATED SECURITIES.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

    AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.

    THE VALUE OF MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES, INCLUDING PASS-THROUGH TYPE SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS), MAY FLUCTUATE TO A GREATER DEGREE THAN OTHER DEBT SECURITIES IN RESPONSE TO INTEREST RATE CHANGES.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 12/31/07
--------------------------------------------------------------------------------

                                                 1          5           10
                                                Year       Years       Years

CLASS X SHARES                                  5.56%      4.92%      5.46%
--------------------------------------------------------------------------------
CLASS Y SHARES                                  5.30       4.66       5.20
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX            6.97       4.42       5.97
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(2): X SHARES: GROSS 0.73%
NET 0.55%, Y SHARES: GROSS 0.98% NET 0.80%.
--------------------------------------------------------------------------------

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS, ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF INVESTMENT for periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial gross investment of $5,000,000 made on 12/31/97 for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.

[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                Institutional        Institutional          Lehman Brothers
                Bond Class X         Bond Class Y        Aggregate Bond Index
                -------------        -------------       --------------------
12/31/97         $5,000,000           $1,000,000              $5,000,000
12/31/98          5,099,705            1,017,235               5,434,343
12/31/99          5,174,923            1,030,025               5,389,505
12/29/00          5,694,347            1,130,475               6,016,201
12/31/01          6,180,173            1,223,589               6,524,073
12/31/02          6,693,333            1,321,782               7,193,489
12/31/03          7,119,617            1,402,458               7,488,638
12/31/04          7,503,102            1,474,529               7,813,549
12/30/05          7,703,552            1,510,257               8,003,304
12/29/06          8,060,995            1,576,417               8,350,148
12/31/07          8,509,352            1,659,961               8,931,868

For information regarding the index, see the glossary section on page 2.


(1) Represents the ending value for Lehman Brothers Aggregate Bond Index (assumes $5,000,000 initial investment).
(2) Represents the ending value for Class X shares (assumes $5,000,000 initial investment).
(3) Represents the ending value for Class Y shares (assumes $1,000,000 initial investment).


SECTOR WEIGHTINGS as of 12/31/07*
---------------------------------
Non-Agency Mortgage-Backed Securities          33%
--------------------------------------------------
Domestic Corporate Bonds                       27%
--------------------------------------------------
Agency Mortgage-Backed Securities               9%
--------------------------------------------------
Municipal Bonds                                 8%
--------------------------------------------------
Asset-Backed Securities                         7%
--------------------------------------------------
Foreign Corporate Bonds                         7%
--------------------------------------------------
U.S. Government Securities                      5%
--------------------------------------------------
Other (includes short-term investments)         4%
--------------------------------------------------
* % of total investments.

PHOENIX LOW-DURATION CORE PLUS BOND FUND                         TICKER SYMBOLS:
                                                                  X Share: PLDCX
                                                                  Y Share: PLDYX

[_] PHOENIX LOW-DURATION CORE PLUS BOND FUND ("LOW-DURATION CORE PLUS BOND
    FUND," THE "FUND") The Fund has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

[_] For the fiscal year ended December 31, 2007, Class X shares returned 4.18% and Class Y shares returned 4.03%. For the same period, the Lehman Brothers(R) Aggregate Bond Index, a broad-based fixed income index, returned 6.97% and the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index, the Fund's style-specific index, returned 5.31%.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

[_] The broad U.S. fixed income market, as represented by the Lehman Brothers
    Aggregate Bond Index returned 6.97% for the year ended December 31, 2007. In the first five meetings of the year the Federal Reserve kept the federal funds rate unchanged at 5.25%. On September 18, 2007, the Fed cut the federal funds rate by 0.50% to 4.75%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, eventually leading to lower than expected economic growth. The Federal Reserve proceeded to cut rates another 0.25% at each of its next two meetings on October 31st and December 11th. Since the beginning of the year the yield curve has steepened, with rates declining across the curve.

[_] The first half of 2007 can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-Treasury fixed income sectors outperformed. In stark contrast, the second half of 2007 was extraordinarily volatile. This was primarily due to fear surrounding the subprime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused Treasuries to outperform almost all spread sectors, the exception being outperformance by some non-U.S. Dollar investments.

[_] The decision to maintain an underweight to U.S. Treasuries in favor of spread sectors was the largest detractor to performance for the fiscal year ended December 31, 2007. Treasuries outperformed as concerns over subprime sparked a flight to quality, causing spreads in many sectors to widen. This environment typically does not favor our style of investing, however, our ability to be tactical in our use of high quality substitutes for investment grade corporates contributed positively to performance for the year. Among the fund's investment in spread sectors, the overweight to asset backed securities detracted the most from performance. The asset-backed sector was pressured by the home equity sub-component, which suffered from weakness in the underlying collateral.

[_] The largest positive contributor to performance was the fund's exposure to non-U.S. dollar investments, which benefited from market expectations that the Federal Reserve would cut U.S. interest rates in 2007 and stronger growth outside of the United States. Although the Fund's allocation to the corporate high yield sector hurt performance, the higher quality focus and underweight to CCC securities within the sector helped performance. For the year the Caa component of the Lehman High Yield Index returned -0.13%, while the Ba and B components returned 1.75% and 3.12%, respectively. As of 12/31/07 the fund held 0% in Caa U.S. corporate securities, while the index had 19.96%.

    THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

    THE FUND MAY INVEST IN NON-INVESTMENT GRADE (SOMETIMES CALLED JUNK) BONDS. THESE LOWER QUALITY, NON-RATED SECURITIES PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER RATED SECURITIES.

    FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

    THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.

    THE VALUE OF MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES, INCLUDING PASS-THROUGH TYPE SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS), MAY FLUCTUATE TO A GREATER DEGREE THAN OTHER DEBT SECURITIES IN RESPONSE TO INTEREST RATE CHANGES.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 12/31/07

                                                        Inception
                                                1          to         Inception
                                               Year     12/31/07         Date

CLASS X SHARES                                 4.18%      4.05%        2/28/05
------------------------------------------------------------------------------
CLASS Y SHARES                                 4.03       3.80         2/28/05
------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX           6.97       4.81         2/28/05
------------------------------------------------------------------------------
MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY
  CORPORATE BONDS INDEX                        5.31       4.28         2/28/05
------------------------------------------------------------------------------
FUND EXPENSE RATIOS(2): X SHARES: GROSS 1.47%
NET 0.50%, Y SHARES: GROSS 1.72% NET 0.75%.

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS, ARE SET FORTH ACCORDINGLY TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/07 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF INVESTMENT for periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial gross investment of $5,000,000 made on 2/28/05 (inception date of the Fund) for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.


[GRAPHIC OMITTED}
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                Merrill Lynch
                                                 1-2.99 Year
             Low-Duration     Low-Duration     Medium Quality   Lehman Brothers
            Core Plus Bond   Core Plus Bond   Corporate Bonds    Aggregate Bond
               Class X          Class Y            Index             Index
            --------------   ---------------  ----------------  ---------------
2/28/05      $5,000,000        $1,000,000        $5,000,000       $5,000,000
12/30/05      5,078,582         1,014,254         5,103,088        5,119,692
12/29/06      5,371,480         1,068,567         5,348,290        5,341,566
12/31/07      5,596,162         1,111,616         5,632,116        5,713,694

For information regarding the indexes, see the glossary section on page 2.

(1) Represents the ending value for Class X shares (assumes $5,000,000 initial investment).
(2) Represents the ending value for the Lehman Brothers Aggregate Bond Index (assumes $5,000,000 initial investment).
(3) Represents the ending value for Class Y shares (assumes $1,000,000 initial investment).
(4) Represents the ending value for the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index (assumes $5,000,000 initial investment).


SECTOR WEIGHTINGS as of 12/31/07*
--------------------------------------------------
Non-Agency Mortgage-Backed Securities          22%
--------------------------------------------------
Domestic Corporate Bonds                       19%
--------------------------------------------------
Foreign Government Securities                  16%
--------------------------------------------------
Domestic Loan Agreements                        9%
--------------------------------------------------
Agency Mortgage-Backed Securities               8%
--------------------------------------------------
Foreign Corporate Bonds                         7%
--------------------------------------------------
Municipal Bonds                                 5%
--------------------------------------------------
Other (includes short-term investments)        14%
--------------------------------------------------
* % of total investments.

                        PHOENIX INSTITUTIONAL BOND FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------
U.S. GOVERNMENT SECURITIES--4.6%

U.S. TREASURY BONDS--3.5%
U.S. Treasury Bond
  4.500% due 2/15/36                                  $2,240         $2,251
  4.750% due 2/15/37                                     115            120
  5.000% due 5/15/37                                     950          1,036
                                                                     ------
                                                                      3,407
                                                                     ------
U.S. TREASURY NOTES--1.1%
U.S. Treasury Note
  5.125% due 5/15/16                                      40             43
  4.625% due 2/15/17                                     265            277
  4.250% due 11/15/17                                    720            733
                                                                     ------
                                                                      1,053
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,187)                                              4,460
---------------------------------------------------------------------------

AGENCY NON-MORTGAGE BACKED
SECURITIES--0.6%
FHLB
  6.000% due 6/29/22                                     280            290
FHLMC
  5.200% due 3/5/19                                      280            280
---------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE BACKED
SECURITIES (IDENTIFIED COST $551)                                       570
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.5%
FHLMC
  5.500% due 8/1/18                                      255            258
  4.500% due 10/1/18                                     449            441
FNMA
  4.500% due 9/1/18                                      445            437
  5.000% due 11/1/20                                     430            430
  5.500% due 6/1/21                                      311            315
  6.000% due 5/1/29                                      136            139
  7.000% due 11/1/30                                      43             46
  6.000% due 11/1/31                                     106            108
  6.000% due 12/1/32                                      77             79
  5.500% due 4/1/33                                    1,489          1,491
  5.000% due 7/1/33                                      242            237
  6.500% due 8/1/33                                      372            386
  5.500% due 4/1/34                                      366            366
  5.000% due 7/1/35                                      392            383
  5.500% due 12/1/35                                     500            499


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

  6.500% due 8/1/36                                   $1,621         $1,666
  5.500% due 4/1/37                                      427            427
  6.500% due 9/1/37                                      101            104
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                     360            360
GNMA
  7.000% due 8/15/29                                      38             40
  6.500% due 12/15/31                                    303            314
  6.500% due 1/15/32                                      26             28
  6.500% due 3/15/32                                      48             49
  5.000% due 9/15/33                                     622            613
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,114)                                              9,216
---------------------------------------------------------------------------

MUNICIPAL BONDS--8.2%

CALIFORNIA--0.1%
Oakland Pension Obligation
  Taxable Series A (MBIA Insured)
  6.950% due 12/15/08                                     66             67
  6.980% due 12/15/09                                     34             36
                                                                     ------
                                                                        103
                                                                     ------
CONNECTICUT--1.4%
Mashantucket  Western Pequot
  Tribe Taxable Series A 144A
  (MBIA Insured)
  6.910% due 9/1/12 (b)                                  555            587
Mashantucket Western
  Pequot Tribe 144A
  8.500% due 11/15/15 (b)                                 95             96
Mashantucket Western
  Pequot Tribe Taxable Series A
  144A (FSA Insured)
  6.570% due 9/1/13 (b)                                  675            711
                                                                     ------
                                                                      1,394
                                                                     ------
FLORIDA--2.5%
Broward County Series A
  5.000% due 1/1/21                                      995          1,092
Miami-Dade County
  Educational Facilities
  Authority Series C
  5.460% due 4/1/15                                      165            167

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

FLORIDA--CONTINUED
Orange County Tourist
  Development Taxable
  (MBIA Insured)
  5.000% due 10/1/17                                  $1,040         $1,134
                                                                     ------
                                                                      2,393
                                                                     ------
ILLINOIS--1.2%
Illinois State
  5.000% due 1/1/19                                      965          1,058
McHenry County Community
  Unified School District No.
  12 Taxable (FSA Insured)
  5.000% due 12/1/11                                     135            138
                                                                     ------
                                                                      1,196
                                                                     ------
INDIANA--0.4%
Carmel Industrial Redevelopment
  District County Optincome
  Tax Revenue (FSA Insured)
  5.270% due 12/15/18                                    335            334

MASSACHUSETTS--1.0%
Massachusetts State Series D
  5.500% due 10/1/16                                     860            976

MICHIGAN--0.6%
Detroit Taxable (FSA Insured)
  4.970% due 5/1/13                                      200            203
Flat Rock Finance & Development
  Authority Taxable Series A
  6.750% due 10/1/16                                     145            153
Michigan Tobacco Settlement
  Finance Authority Taxable
  Series A 7.309% due 6/1/34                             275            259
                                                                     ------
                                                                        615
                                                                     ------
NEW YORK--0.3%
University of Rochester Taxable
  (MBIA Insured)
  5.400% due 7/1/18                                      255            257

PENNSYLVANIA--0.4%
City of Pittsburgh Pension
  Obligation Taxable
  Series B (FGIC Insured)
  6.350% due 3/1/13                                      400            428


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------
SOUTH DAKOTA--0.2%
South Dakota State Educational
  Enhancement Funding Corp.
  Taxable Series A
  6.720% due 6/1/25                                   $  198         $  197

VIRGINIA--0.1%
Tobacco Settlement Financing
  Corp. Taxable Series A-1
  6.706% due 6/1/46                                      130            113
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,897)                                              8,006
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.4%
AmeriCredit Automobile
  Receivables Trust 06-BG, A3
  5.210% due 10/6/11                                     300            300
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18 (c)                                 384            374
Capital Auto Receivables
  Asset Trust 04-2, D 144A
  5.820% due 5/15/12 (b)                                 270            269
Capital One Auto Finance
  Trust 07-B, A3A
  5.030% due 4/15/12                                     775            780
Carmax Auto Owner
  Trust 05-1 C 4.820%
  due 10/15/11                                           500            496
Centex Home Equity 05-D, AF2
  4.940% due 10/25/35 (c)                                118            118
Conseco Finance Securitizations
  Corp. 01-3, A4
  6.910% due 5/1/33 (c)                                  564            567
Credit Suisse Mortgage Capital
  Certificates 07-NC1, 2A1
  5.465% due 9/25/37 (c)                                 639            600
Daimler Chrysler Auto
  Trust 06-A, B
  5.140% due 9/8/12                                      380            378
GMAC Mortgage Corp. Loan
  Trust 06-HE3, A2
  5.750% due 10/25/36 (c)                                355            321
Greenwich Structured ARM
  Products 05-5A, N2 144A
  8.240% due 9/27/45 (b)(c)(g)                           425            404
Irwin Home Equity Corp.
  06-1, 2A2 144A
  5.390% due 9/25/35 (b)(c)                              290            281

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------
Nomura Asset Acceptance
  Corp. 07-1, 1A2
  5.669% due 3/25/47 (c)                              $  795         $  715
Renaissance Home Equity
  Loan Trust 05-3, AF3
  4.814% due 11/25/35 (c)                                250            247
Renaissance Home Equity
  Loan Trust 06-2, AF4
  6.115% due 8/25/36 (c)                               1,015          1,003
Saxon Asset Securities
  Trust 05-3, A2C
  5.145% due 11/25/35 (c)                                311            305
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,354)                                              7,158
---------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--26.6%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
  Series B 6.375%
  due 10/15/15                                           150            149

AIRLINES--2.7%
American Airlines, Inc. 01-1
  6.977% due 11/23/22                                    554            513
American Airlines, Inc. 99-1
  7.024% due 4/15/11                                     565            567
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                     610            613
Delta Air Lines, Inc. 00-1
  7.379% due 11/18/11                                    379            381
JetBlue Airways Corp. 04-2
  7.969% due 5/15/10 (c)                                 314            312
United Airlines, Inc. 01-1
  6.071% due 9/1/14                                      234            232
                                                                     ------
                                                                      2,618
                                                                     ------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Salvation Army (The)
  5.480% due 9/1/17                                      185            189

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                      70             69

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Allied Capital Corp.
  6.000% due 4/1/12                                      155            155


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------
ASSET MANAGEMENT & CUSTODY BANKS--CONTINUED
Bank of New York Mellon
  Corp. (The)
  4.950% due 11/1/12                                  $  190         $  190
Janus Capital Group, Inc.
  6.250% due 6/15/12                                     215            220
Nuveen Investment, Inc. 144A
  10.500% due 11/15/15 (b)                               100            100
                                                                     ------
                                                                        665
                                                                     ------
AUTO PARTS & EQUIPMENT--0.1%
TRW Automotive Inc. 144A
  7.000% due 3/15/14 (b)                                 100             93

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
  6.500% due 11/15/13                                    155            162

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.
  7.000% due 4/15/14                                     215            205

BROADCASTING & CABLE TV--0.6%
Comcast Corp.
  5.300% due 1/15/14                                     160            157
  5.875% due 2/15/18                                     115            115
EchoStar DBS Corp.
  6.625% due 10/1/14                                     215            214
Time Warner Cable, Inc.
  5.850% due 5/1/17                                      105            105
                                                                     ------
                                                                        591
                                                                     ------

BUILDING PRODUCTS--0.3%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16 (e)                                 215            210
Masco Corp.
  5.850% due 3/15/17                                      70             68
Owens Corning, Inc.
  6.500% due 12/1/16                                      55             51
                                                                     ------
                                                                        329
                                                                     ------
CASINOS & GAMING--0.3%
MGM MIRAGE
  8.500% due 9/15/10                                      20             21
Seneca Gaming, Corp.
  Series B
  7.250% due 5/1/12                                      225            228
                                                                     ------
                                                                        249
                                                                     ------

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

COMPUTER HARDWARE--0.1%
International Business
  Machines Corp.
  5.700% due 9/14/17                                  $  110         $  114

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology HDD
  Holdings, Inc.
  6.375% due 10/1/11                                     220            218

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Case Corp.
  7.250% due 1/15/16                                     165            166

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
  5.600% due 11/30/12                                    135            136

CONSUMER FINANCE--1.6%
Capital One Financial Corp.
  5.250% due 2/21/17                                      95             82
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                     210            195
GMAC LLC
  6.875% due 9/15/11                                     170            145
  6.750% due 12/1/14                                     235            190
HSBC Finance Corp.
  6.750% due 5/15/11                                     235            244
  6.375% due 11/27/12                                     95             98
Residential Capital LLC
  7.500% due 2/22/11                                     120             75
SLM Corp.
  4.035% due 2/1/10 (c)                                  600            545
                                                                     ------
                                                                      1,574
                                                                     ------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                      175            173
First Data Corp. 144A
  9.875% due 9/24/15 (b)                                 100             93
Fiserv, Inc.
  6.125% due 11/20/12                                    205            209
                                                                     ------
                                                                        475
                                                                     ------
DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
 7.250% due 9/1/16                                       210            198


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------
DIVERSIFIED BANKS--0.4%
Bank of America Corp.
  5.750% due 12/1/17                                  $  200         $  200
KeyBank NA
  5.700% due 8/15/12                                     215            223
                                                                     ------
                                                                        423
                                                                     ------
DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc.
  5.850% due 8/16/16                                     200            204

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.1%
ARAMARK Services, Inc.
  5.000% due 6/1/12                                      250            216
Cintas Corp.
  6.125% due 12/1/17                                     170            168
Equifax, Inc.
  6.300% due 7/1/17                                      230            233
International Lease Finance Corp.
  4.750% due 1/13/12                                     465            459
                                                                     ------
                                                                      1,076
                                                                     ------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)
  8.394% due 4/1/15 (c)(e)                               235            239

DRUG RETAIL--0.1%
CVS Caremark Corp.
  5.750% due 6/1/17                                      115            116

ELECTRIC UTILITIES--0.9%
Florida Power Corp. Series A
  5.800% due 9/15/17                                     215            223
Great River Energy 144A
  5.829% due 7/1/17(b)                                   225            234
PPL Capital Funding Trust I
  Series A 4.330%
  due 3/1/09                                             210            208
Southern Power Co. Series D
  4.875% due 7/15/15                                     225            213
                                                                     ------
                                                                        878
                                                                     ------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
  Series B 5.750%
  due 2/15/11                                            120            118

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

FOOD RETAIL--0.2%
Kroger Co. (The)
  6.800% due 12/15/18                                 $  110         $  117
SUPERVALU, Inc.
  7.500% due 11/15/14                                    115            118
                                                                     ------
                                                                        235
                                                                     ------
GAS UTILITIES--0.1%
AmeriGas Partners LP
  7.250% due 5/20/15                                     115            113

GENERAL MERCHANDISE STORES--0.2%
Target Corp.
  5.375% due 5/1/17                                      225            220

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc. 144A
  6.000% due 6/15/17(b)                                  215            218

HEALTH CARE EQUIPMENT--0.1%
HCA, Inc.
  9.250% due 11/15/16                                    115            121

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                      100            103

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                     215            215

HOTELS, RESORTS & CRUISE LINES--0.4%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                     230            227
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250% due 2/15/13                                     180            180
                                                                     ------
                                                                        407
                                                                     ------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
  5.750% due 11/15/16                                    175            175

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The) 144A
  7.750% due 10/15/15(b)                                 110            112


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------
INTEGRATED OIL & GAS--0.2%
ConocoPhillips Canada
  Funding Co. 5.625%
  due 10/15/16                                        $  175         $  180

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
AT&T Corp.
  7.300% due 11/15/11                                    110            119
AT&T, Inc.
  5.625% due 6/15/16                                     295            298
Citizens Communications Co.
  6.250% due 1/15/13                                     175            171
Embarq Corp.
  6.738% due 6/1/13                                      105            109
Qwest Corp.
  7.875% due 9/1/11                                      105            109
  6.500% due 6/1/17                                      115            110
Verizon Communications, Inc.
  4.900% due 9/15/15                                     175            170
  5.500% due 4/1/17                                      110            111
Windstream Corp.
  8.625% due 8/1/16                                      150            158
                                                                     ------
                                                                      1,355
                                                                     ------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. (The)
  4.750% due 7/15/13                                     255            250
Lehman Brothers Holdings, Inc.
  4.800% due 3/13/14                                     285            265
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                     235            207
Morgan Stanley
  5.375% due 10/15/15                                    400            389
                                                                     ------
                                                                      1,111
                                                                     ------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.
  6.300% due 9/15/17                                     215            220

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp.
  4.750% due 1/30/14                                     215            215

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
  6.125% due 7/1/15                                      190            189

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

MORTGAGE REITS--0.2%
iStar Financial, Inc.
  6.050% due 4/15/15                                  $  235         $  199

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
  6.875% due 5/1/12                                      120            126
  5.875% due 11/15/16                                    105            104
Viacom, Inc.
  6.250% due 4/30/16                                     100            101
                                                                     ------
                                                                        331
                                                                     ------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                     100             98

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. Series D
  5.000% due 3/15/13                                     125            122
Public Service Co. of New Mexico
  4.400% due 9/15/08                                     250            248
                                                                     ------
                                                                        370
                                                                     ------
OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                      255            266

OFFICE REITS--0.2%
HRPT Properties Trust
  5.750% due 2/15/14                                     210            203

OFFICE SERVICES & SUPPLIES--0.3%
Pitney Bowes, Inc.
  4.750% due 5/15/18                                     275            256

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions 144A
  9.500% due 1/15/16(b)                                   90             92

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Apache Corp.
  5.625% due 1/15/17                                     110            112
Chesapeake Energy Corp.
  6.250% due 1/15/18                                     235            227
Denbury Resources, Inc.
  7.500% due 4/1/13                                      115            117
Newfield Exploration Co.
  6.625% due 9/1/14                                      185            184


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Plains Exploration &
  Production Co.
  7.750% due 6/15/15                                  $  110         $  111
XTO Energy, Inc.
  6.250% due 8/1/17                                      170            178
                                                                     ------
                                                                        929
                                                                     ------
OIL & GAS REFINING & MARKETING--0.4%
Tesoro Corp.
  6.500% due 6/1/17                                      165            164
Valero Energy Corp.
  4.750% due 6/15/13                                     220            213
                                                                     ------
                                                                        377
                                                                     ------
OIL & GAS STORAGE & TRANSPORTATION--0.8%
Energy Transfer Partners LP
  5.950% due 2/1/15                                      220            216
Kinder Morgan Energy Partners LP
  6.000% due 2/1/17                                      215            215
Knight, Inc.
  6.500% due 9/1/12                                      165            165
NGPL PipeCo. LLC 144A
  6.514% due 12/15/12(b)                                 165            167
                                                                     ------
                                                                        763
                                                                     ------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
Citigroup, Inc.
  5.500% due 8/27/12                                     145            148
  5.000% due 9/15/14                                     230            219
  5.500% due 2/15/17                                     150            146
General Electric Capital Corp.
  5.375% due 10/20/16                                    465            471
JPMorgan Chase & Co.
  5.125% due 9/15/14                                     185            181
  5.250% due 5/1/15                                      205            200
                                                                     ------
                                                                      1,365
                                                                     ------
PACKAGED FOODS & MEATS--0.3%
Kraft Foods, Inc.
  6.125% due 2/1/18                                      130            131
Tyson Foods, Inc.
  6.850% due 4/1/16                                      170            174
                                                                     ------
                                                                        305
                                                                     ------
PAPER PRODUCTS--0.1%
Verso Paper Holdings LLC and
  Verso Paper, Inc. Series B
  8.661% due 8/1/14(c)                                    70             69

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

PROPERTY & CASUALTY INSURANCE--0.8%
Berkley (W.R.) Corp.
  5.875% due 2/15/13                                  $  215         $  218
HSB Capital I Series B
  6.153% due 7/15/27(c)                                  365            359
Travelers Cos., Inc.
  5.750% due 12/15/17                                    180            177
                                                                     ------
                                                                        754
                                                                     ------
PUBLISHING--0.1%
Donnelley (RH) Corp. 144A
  8.875% due 10/15/17(b)                                  60             56

REGIONAL BANKS--0.2%
SunTrust Banks, Inc.
  5.250% due 11/5/12                                     220            222

RESIDENTIAL REITS--0.2%
UDR, Inc.
  5.250% due 1/15/15                                     205            190

RESTAURANTS--0.5%
Starbucks Corp.
  6.250% due 8/15/17                                     215            223
Yum! Brands, Inc.
  6.250% due 4/15/16                                     210            213
                                                                     ------
                                                                        436
                                                                     ------
RETAIL REITS--0.2%
Tanger Factory Outlet Centers
  6.150% due 11/15/15                                    170            172

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation International
  7.000% due 6/15/17                                     110            106

SPECIALIZED FINANCE--0.3%
CIT Group, Inc.
  5.125% due 9/30/14                                     285            251

SPECIALIZED REITS--0.8%
Health Care REIT, Inc.
  5.875% due 5/15/15                                     275            263
Host Hotels & Resorts LP
  6.875% due 11/1/14                                     165            165
Nationwide Health Properties
  6.250% due 2/1/13                                      215            223
Simon Property Group LP
  5.100% due 6/15/15                                     110            104
                                                                     ------
                                                                        755
                                                                     ------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

STEEL--0.2%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                               $  235         $  237

THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp.
  6.250% due 5/15/16                                     100             58
Washington Mutual, Inc.
  4.625% due 4/1/14                                      215            168
                                                                     ------
                                                                        226
                                                                     ------
TOBACCO--0.2%
Reynolds American, Inc.
  6.750% due 6/15/17                                     155            158

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                      105            103
Sprint Nextel Corp.
  6.000% due 12/1/16                                     100             96
                                                                     ------
                                                                        199
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,070)                                            25,828
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--33.3%
American Home Mortgage
  Assets 07-2, M4
  5.395% due 3/25/47 (c)(f)                              345            239
Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                                     888            876
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  144A
  5.444% due 2/25/36 (b)                                 169            166
Bear Stearns Commercial
  Mortgage Securities
  06-PW12, A4 144A
  5.711% due 9/11/38 (b)                                 770            795
Bear Stearns Structured
  Products, Inc. 04-15,
  A2 144A 0%
  due 11/27/34 (b)                                       146            139
Bear Stearns Structured
  Products, Inc. 05-20N,
  A 144A 8.365%
  due 10/25/45 (b)(c)                                    205            204

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

Chase Mortgage Finance Corp.
  04-S3, 3A1 6.000%
  due 3/25/34                                         $  572         $  577
Citigroup Mortgage Loan
  Trust, Inc. 05-5, 2A3
  5.000% due 8/25/35                                     201            201
Citigroup/Deutsche Bank
  Commercial Mortgage Trust
  05-CD1, AM
  5.225% due 7/15/44 (c)                                 595            579
Citigroup/Deutsche Bank
  Commercial Mortgage Trust
  06-CD2, A4 5.362%
  due 1/15/46 (c)                                        890            894
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                     256            257
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                                     995          1,002
Credit Suisse First Boston
  Mortgage Securities Corp.
  04-1, 1A1 5.750%
  due 2/25/34                                            129            127
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                                     776            769
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-C5, A1 144A
  5.046% due 8/15/38 (b)                                 423            422
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.555% due 2/15/39 (c)                               1,270          1,289
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35 (b)                                 600            600
First Horizon Asset Securities,
  Inc. 03-2, 1A12
  5.750% due 4/25/33                                     600            594
Franchise Mortgage Acceptance
  Co. Loan Receivables Trust
  98-CA, A2 144A
  6.660% due 9/15/20 (b)                                 156            150


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

GE Capital Commercial
  Mortgage Corp. 04-C3, A4
  5.189% due 7/10/39 (c)                              $1,205         $1,217
GMAC Mortgage Corp. Loan
  Trust 05-AR2, 2A
  4.862% due 5/25/35 (c)                                 691            683
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7
  5.317% due 6/10/36 (c)                               1,130          1,150
IndyMac Index Mortgage Loan
  Trust 06-AR25, 3A1
  6.368% due 9/25/36 (c)                                 163            163
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                     407            410
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 04-C4, A2
  4.567% due 6/15/29 (c)                               1,015          1,012
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 04-C7, A6
  4.786% due 10/15/29 (c)                              1,125          1,113
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 06-C6, A4
  5.372% due 9/15/39                                   1,055          1,059
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C2, A2
  5.303% due 2/15/40                                     530            532
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/15/40                                     585            597
Lehman Brothers Commercial
  Conduit Mortgage Trust
  07-C3, A4
  5.935% due 7/15/44 (c)                                 271            276
Lehman Brothers Commercial
  Conduit Mortgage Trust
  99-C2, A2 7.325%
  due 10/15/32                                         1,085          1,116
MASTR Alternative Net Interest
  Margin Trust 05-CW1A,
  N1 144A 6.750% due
  12/26/35 (b)(g)                                         47             40

                       See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

MASTR Resecuritization
  Trust 05-1 144A
  5.000% due 10/28/34(b)                              $  334         $  317
MASTR Resecuritization
  Trust 05-2 144A
  4.750% due 3/28/34(b)                                  329            304
Merrill Lynch Mortgage
  Trust 04-KEY2, A4
  4.864% due 8/12/39(c)                                1,110          1,100
Merrill Lynch Mortgage
  Trust 06-C1, AM
  5.659% due 5/12/39 (c)                                 440            443
Merrill Lynch/Countrywide
  Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.090% due 10/25/36 (c)                                307            311
Merrill Lynch/Countrywide
  Commercial Mortgage
  Trust 06-3, A4
  5.414% due 7/12/46 (c)                                 950            955
Morgan Stanley Capital I
  06-T23, A4 5.811%
  due 8/12/41 (c)                                        595            619
Morgan Stanley Capital I
  07-IQ14, A2
  5.610% due 4/15/49                                     565            572
Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.528% due 9/25/35 (c)                                 177            178
NationsLink Funding Corp.
  99-2, A2C 7.229% due
  6/20/31 (c)                                            529            532
PNC Mortgage Acceptance
  Corp. 00-C2, A2
  7.300% due 10/12/33 (c)                                600            630
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.856% due 3/25/35 (c)                                 331            327
SBA Commercial Mortgage
  Backed Securities Trust
  06-1A, B 144A 5.451%
  due 11/15/36 (b)                                       215            212
Structured Asset Securities
  Corp. 03-32, 1A1
  5.210% due 11/25/33 (c)                                736            721
Structured Asset Securities
  Corp. 05-1, 6A1
  6.000% due 2/25/35                                   1,050          1,040


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

UCFC Manufactured Housing
  97-3, A4 6.975%
  due 1/15/29                                         $  269         $  257
Wachovia Bank Commercial
  Mortgage Trust 04-C12, A4
  5.233% due 7/15/41 (c)                               1,010          1,029
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.416% due 5/20/36 (c)                                 353            336
Washington Mutual Mortgage
  Pass-Through-Certificates,
  Inc. 05-AR3, A2
  4.636% due 3/25/35 (c)                                 677            674
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.558% due 1/25/35 (c)                                  97             97
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                     668            658
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35 (c)                                800            798
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A2
  4.524% due 4/25/35 (c)                                 309            306
Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.067% due 4/25/37 (c)                                 691            683
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,464)                                            32,347
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.8%

CHILE--0.3%
Republic of Chile
  5.411% due 1/28/08 (c)                                 315            315

RUSSIA--0.5%
Russian Federation RegS
  7.500% due 3/31/30 (c)(d)                              416            475
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $714)                                                  790
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--7.3%

ARUBA--0.1%
UFJ Finance AEC
  6.750% due 7/15/13                                     120            130

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

AUSTRALIA--0.4%
United Energy Distribution
  Holdings Property Ltd. 144A
  5.450% due 4/15/16 (b)                              $  265         $  271
Westfield Capital Corp. Ltd./
  Westfield Finance
  Authority 144A
  5.125% due 11/15/14 (b)                                140            131
                                                                     ------
                                                                        402
                                                                     ------
BRAZIL--0.3%
GTL Trade Finance, Inc. 144A
  7.250% due 10/20/17 (b)                                100            101
Vale Overseas Ltd.
  6.250% due 1/23/17                                     210            211
                                                                     ------
                                                                        312
                                                                     ------
CANADA--0.6%
Catalyst Paper Corp.
  7.375% due 3/1/14                                       65             50
CHC Helicopter Corp.
  7.375% due 5/1/14                                      100             95
EnCana Corp.
  5.900% due 12/1/17                                     130            133
Husky Energy, Inc.
  6.200% due 9/15/17                                     170            174
Xstrata Finance Canada
  Ltd. 144A 5.800%
  due 11/15/16 (b)                                       105            103
                                                                     ------
                                                                        555
                                                                     ------
CAYMAN ISLANDS--0.2%
Petrobras International
  Finance Co. 6.125%
  due 10/6/16                                            215            219

CHILE--1.0%
AES Gener SA
  7.500% due 3/25/14                                     295            311
Banco Santander Chile 144A
  5.375% due 12/9/14 (b)                                 190            190
Petropower I Funding Trust 144A
  7.360% due 2/15/14 (b)                                 457            457
                                                                     ------
                                                                        958
                                                                     ------

GERMANY--0.6%
Deutsche Bank AG NY Series GS
  4.055% due 3/22/12 (c)                                 620            619


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

KAZAKHSTAN--0.2%
Kazkommerts International BV
  144A 8.500%
  due 4/16/13 (b)                                     $  250         $  228

LUXEMBOURG--0.3%
Covidien International Series
  144A 6.000%
  due 10/15/17 (b)                                        90             93
FMC Finance III SA 144A
  6.875% due 7/15/17 (b)                                 200            201
                                                                     ------
                                                                        294
                                                                     ------
MEXICO--0.2%
Vitro S.A.B. de C.V.
  8.625% due 2/1/12                                      165            156

NETHERLANDS--0.6%
Coca-Cola HBC Finance BV
  5.500% due 9/17/15                                     245            251
Deutsche Telekom International
  Finance BV 5.750%
  due 3/23/16                                            145            145
Intergen NV 144A
  9.000% due 6/30/17 (b)                                 150            159
                                                                     ------
                                                                        555
                                                                     ------
QATAR--0.3%
Ras Laffan Liquefied Natural
  Gas Co. Ltd. RegS
  5.298% due 9/30/20 (d)                                 250            241

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA)
  144A 6.212%
  due 11/22/16 (b)                                       215            206
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14 (b)                                  265            254
TNK-BP Finance SA RegS
  6.125% due 3/20/12 (d)                                 170            163
                                                                     ------
                                                                        623
                                                                     ------
SINGAPORE--0.2%
ICICI Bank Ltd. RegS
  5.750% due 11/16/10 (d)                                170            173

SOUTH KOREA--0.5%
Export-Import Bank of Korea
  5.500% due 10/17/12                                    220            221
Hynix Semiconductor, Inc.
  144A 7.875% due
  6/27/17 (b)                                            235            213

                        See Notes to Financial Statements

                        PHOENIX INSTITUTIONAL BOND FUND

                                                    PAR VALUE        VALUE
                                                      (000)          (000)
                                                    ---------       --------

SOUTH KOREA--CONTINUED
Korea Development Bank
  5.750% due 9/10/13                                  $   70        $    71
                                                                    -------
                                                                        505
                                                                    -------
SPAIN--0.1%
Telefonica Emisiones SAU
  6.421% due 6/20/16                                     100            105

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14 (b)                                  100             94

UNITED KINGDOM--0.3%
Diageo Capital plc
  5.500% due 9/30/16                                     115            114
Vodafone Group plc
  5.000% due 9/15/15                                     110            106
  6.150% due 2/27/37                                      95             94
                                                                    -------
                                                                        314
                                                                    -------
UNITED STATES--0.7%
Invesco plc
  5.375% due 12/15/14                                    245            230
Nova Chemicals Corp.
  7.863% due 11/15/13 (c)                                210            197
Transocean, Inc.
  6.000% due 3/15/18                                     200            200
                                                                    -------
                                                                        627
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $7,146)                                              7,110
---------------------------------------------------------------------------



                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       --------

 DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(h)(g)                             1,955        $     0
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $65)                                                     0
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $95,562)                                            95,485
---------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--1.7%

                                                    PAR VALUE
                                                      (000)
                                                    ---------

COMMERCIAL PAPER(i)--1.7%
Praxair, Inc.
  3.600% due 1/2/08                                   $1,690          1,690
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,690)                                              1,690
---------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $97,252)                                            97,175(a)

Other assets and liabilities, net--0.0%                                  46
                                                                    -------
NET ASSETS--100.0%                                                  $97,221
                                                                    =======


(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,221 and gross depreciation of $1,275 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $97,229.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $9,800 (reported in 000s) or 10.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(f) Illiquid security.
(g) Illiquid and restricted security. At December 31, 2007, these securities amounted to a value of $444 (reported in 000s) or 0.5% of net assets. For acquisition information, see Note 8 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h) Non-income producing.
(i) The rate shown is the discount rate.

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

U.S. GOVERNMENT SECURITIES--3.9%

U.S. TREASURY NOTES--3.9%
U.S. Treasury Note
  3.125% due 11/30/09                                 $   25         $   25
  3.375% due 11/30/12                                    360            359
  4.250% due 11/15/17                                    265            269
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $651)                                                  653
---------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--8.3%
FHLMC
  4.650% due 10/10/13                                     55             55
FNMA
  5.500% due 10/1/18                                     150            152
  5.000% due 12/1/18                                      73             73
  4.500% due 12/1/19                                     156            153
  5.500% due 2/1/35                                      192            192
  6.000% due 2/1/35                                      165            167
  6.500% due 8/1/36                                      203            208
  6.000% due 1/1/37                                       89             90
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                     104            104
FNMA 05-65, DK
  5.000% due 8/25/35                                      10             10
FNMA 05-65, PJ
  5.000% due 8/25/35                                     106            105
FNMA 05-80, AD
  5.500% due 9/25/35                                      74             74
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,375)                                              1,383
---------------------------------------------------------------------------

AGENCY NON-MORTGAGE BACKED
SECURITIES--2.1%
FHLB
  6.000% due 6/29/22                                      40             41
FHLMC
  5.375% due 1/9/14                                      125            126
  5.200% due 3/5/19                                      190            190
---------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $351)                                                  357
---------------------------------------------------------------------------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

MUNICIPAL BONDS--5.4%

CALIFORNIA--1.6%
San Bernardino County Finance
  Authority Pension Obligation
  Taxable (MBIA Insured)
  6.990% due 8/1/10                                   $  250         $  265
                                                                     ------
COLORADO--0.5%
Colorado Department of
  Transportation Revenue
  (AMBAC Insured)
  6.000% due 6/15/11                                      85             91
                                                                     ------
GEORGIA--0.6%
Georgia State Series C
  5.250% due 7/1/16                                       40             42
  5.250% due 7/1/18                                       60             63
                                                                     ------
                                                                        105
                                                                     ------
ILLINOIS--0.9%
McHenry County Community
  Unified School District No. 12
  Taxable (FSA Insured)
  5.000% due 12/1/11                                     140            143
                                                                     ------
MARYLAND--0.4%
Maryland State
  5.000% due 8/1/10                                       60             63
                                                                     ------
MASSACHUSETTS--0.4%
Commonwealth of Massachusetts
  General Obligation Series C
  (FSA Insured)
  5.500% due 12/1/17                                      60             69
                                                                     ------
PENNSYLVANIA--0.4%
Philadelphia School District
  Taxable Series C (FSA Insured)
  4.290% due 7/1/10                                       75             74
                                                                     ------
TEXAS--0.6%
Houston Texas Independent
  School District (FSA Insured)
  5.500% due 7/15/18                                      90             97
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $905)                                                  907
---------------------------------------------------------------------------

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

ASSET-BACKED SECURITIES--4.4%
Chase Funding Mortgage Loan
  Asset-Backed Certificates
  04-1, 1A4 4.111%
  due 8/25/30                                         $   60         $   59
GMAC Mortgage Corp. Loan
  Trust 06-HE3, A2
  5.750% due 10/25/36 (d)                                115            104
Great America Leasing
  Receivables 05-1, A4 144A
  4.970% due 8/20/10 (b)                                  70             70
GSAMP Trust 06-S4, M6
  6.065% due 5/25/36 (d)                                 105              1
JPMorgan Mortgage Acquisition
  Corp. 06-CW2, AF3
  6.080% due 8/25/36 (d)                                 200            198
MASTR Alternative Net Interest
  Margin 06-6, N1 144A
  5.865% due 9/26/46 (b)(d)(r)                             9              1
Nomura Asset Acceptance
  Corp. 07-1, 1A2
  5.669% due 3/25/47 (d)                                 125            113
Renaissance Home Equity Loan
  Trust 05-3, AF3
  4.814% due 11/25/35 (d)                                100             99
Soundview Home Equity Loan
  Trust 05-CTX1, A3
  5.322% due 11/25/35 (d)                                100             99
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $881)                                                  744
---------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--18.7%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
  7.625% due 6/15/12                                      40             41
                                                                     ------
AGRICULTURAL PRODUCTS--0.2%
Cargill, Inc. 144A
  5.600% due 9/15/12 (b)                                  40             41
                                                                     ------
AIRLINES--2.4%
American Airlines, Inc. 01-1
  6.977% due 11/23/22                                    149            138
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                      52             52
Delta Air Lines, Inc. 00-1
  7.379% due 11/18/11                                    110            111
United Airlines, Inc. 00-2
  7.032% due 4/1/12                                       41             41


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

AIRLINES--CONTINUED
United Airlines, Inc. 01-1
  6.071% due 9/1/14                                   $   65         $   64
                                                                     ------
                                                                        406
                                                                     ------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17 (q)                                  14             14
                                                                     ------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                      27             28
Nuveen Investments, Inc.
  5.000% due 9/15/10                                      35             32
                                                                     ------
                                                                         60
                                                                     ------
AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
  6.500% due 11/15/13                                     30             31
                                                                     ------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. (The)
  8.875% due 1/1/14                                       30             31
                                                                     ------
BROADCASTING & CABLE TV--1.1%
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                       50             55
COX Communications, Inc.
  4.625% due 6/1/13                                      130            124
                                                                     ------
                                                                        179
                                                                     ------
BUILDING PRODUCTS--0.1%
Esco Corp. 144A
  8.625% due 12/15/13 (b)                                 21             21
                                                                     ------
CASINOS & GAMING--0.1%
MGM MIRAGE
  8.500% due 9/15/10                                       5              5
Seminole Hard Rock Entertainment,
  Inc./Seminole Hard Rock
  International LLC 144A
  7.491% due 3/15/14 (b)(d)                                8              8
                                                                     ------
                                                                         13
                                                                     ------
CONSUMER FINANCE--2.1%
Ford Motor Credit Co. LLC
  6.625% due 6/16/08                                      20             20
  5.625% due 10/1/08                                     125            121
  9.875% due 8/10/11                                      34             32
  9.693% due 4/15/12 (d)                                  36             35

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

CONSUMER FINANCE--CONTINUED
GMAC LLC
  6.119% due 5/15/09 (d)                              $   50         $   47
  6.875% due 9/15/11                                      71             61
Residential Capital LLC
  7.625% due 11/21/08                                     15             12
  7.500% due 2/22/11                                      45             28
                                                                     ------
                                                                        356
                                                                     ------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 144A
  9.875% due 9/24/15 (b)                                  25             23
                                                                     ------
DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc.
  8.375% due 12/15/14                                     16             16
                                                                     ------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
International Lease Finance Corp.
  4.750% due 1/13/12                                      75             74
                                                                     ------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)
  6.875% due 2/1/14 (c)                                   20             20
                                                                     ------
ELECTRIC UTILITIES--1.5%
Consumers Energy Co. Series H
  4.800% due 2/17/09                                     245            244
                                                                     ------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
General Cable Corp.
  7.606% due 4/1/15 (d)                                   25             24
                                                                     ------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
  Series B 5.750%
  due 2/15/11                                             50             49
                                                                     ------
FOOD RETAIL--0.5%
Kroger Co. (The)
  8.050% due 2/1/10                                       75             80
                                                                     ------
HEALTH CARE FACILITIES--0.1%
HCA, Inc.
  9.125% due 11/15/14                                     16             17
                                                                     ------
HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250% due 2/15/13                                      22             22
                                                                     ------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
Texas Competitive Electric
  Holdings Co. LLC 144A
  10.250% due 11/1/15 (b)                             $   14         $   14
                                                                     ------
INDUSTRIAL CONGLOMERATES--0.2%
Textron Financial Corp.
  5.125% due 11/1/10                                      35             36
                                                                     ------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp.
  7.300% due 11/15/11                                     75             81
                                                                     ------
INVESTMENT BANKING & BROKERAGE--0.8%
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                      25             26
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17 (c)                                 200(g)         103
                                                                     ------
                                                                        129
                                                                     ------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
  6.125% due 7/1/15                                       25             25
                                                                     ------
MORTGAGE REITS--0.4%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                                     75             65
                                                                     ------
OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc.
  6.500% due 8/15/11                                      75             79
                                                                     ------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions 144A
  9.500% due 1/15/16 (b)                                   5              5
                                                                     ------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp.
  8.000% due 6/15/08                                     125            127
XTO Energy, Inc.
  5.900% due 8/1/12                                       20             21
                                                                     ------
                                                                        148
                                                                     ------
OIL & GAS REFINING & MARKETING--0.7%
Tesoro Corp.
  6.250% due 11/1/12                                      45             45
Valero Energy Corp.
  4.750% due 6/15/13                                      75             73
                                                                     ------
                                                                        118
                                                                     ------

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Knight, Inc.
  6.500% due 9/1/12                                   $   40         $   40
ONEOK Partners LP
  5.900% due 4/1/12                                       20             20
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
  7.125% due 6/15/14                                      25             26
Transcont Gas Pipe Corp.
  7.000% due 8/15/11                                      35             37
                                                                     ------
                                                                        123
                                                                     ------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
ERAC USA Finance Co. 144A
  5.300% due 11/15/08 (b)                                 30             30
JP Morgan & Co., Inc.
  6.250% due 1/15/09                                      50             50
                                                                     ------
                                                                         80
                                                                     ------
PAPER PACKAGING--0.1%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                                      15             15
                                                                     ------
PAPER PRODUCTS--1.0%
AbitibiBowater, Inc.
  7.991% due 3/15/10 (d)                                 125            110
Georgia Pacific Corp.
  7.700% due 6/15/15                                      30             30
Verso Paper Holdings LLC
  and Verso Paper, Inc.
  Series B 8.661%
  due 8/1/14 (d)                                          28             27
                                                                     ------
                                                                        167
                                                                     ------
RETAIL REITS--0.4%
Simon Property Group LP
  4.600% due 6/15/10                                      50             50
  5.600% due 9/1/11                                       20             20
                                                                     ------
                                                                         70
                                                                     ------
SPECIALIZED FINANCE--0.2%
Yankee Acquisition Corp. Series B
  8.500% due 2/15/15                                      30             28
                                                                     ------
SPECIALIZED REITS--0.6%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                      40             40
Nationwide Health Properties
  6.250% due 2/1/13                                       45             47



                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

SPECIALIZED REITS--CONTINUED
Ventas Realty LP/Ventas
  Capital Corp.
  6.750% due 6/1/10                                   $   20         $   20
                                                                     ------
                                                                        107
                                                                     ------
STEEL--0.1%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12 (b)                                  17             17
                                                                     ------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc.
  Series D 7.375%
  due 8/1/15                                              60             59
                                                                     ------
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,168)                                              3,128
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--21.8%
Adjustable Rate Mortgage
  Trust 05-3, 2A1
  4.695% due 7/25/35 (d)                                 158            156
American General Mortgage
  Loan Trust 06-1, A2 144A
  5.750% due 12/25/35 (b)(d)                              75             74
American Tower Trust L
  07-1A, C 144A
  5.615% due 4/15/37 (b)                                  65             61
Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                                     139            137
Bear Stearns Commercial
  Mortgage Securities
  04-ESA, J 144A
  5.817% due 5/14/16 (b)                                 140            143
Bear Stearns Structured Products,
  Inc. 05-10 144A
  7.365% due 4/26/35 (b)(d)                               52             49
Chase Mortgage Finance Corp.
  04-S3, 3A1
  6.000% due 3/25/34                                      94             95
Chase Mortgage Finance Corp.
  06-A1, 4A1
  6.044% due 9/25/36 (d)                                 131            132
Citicorp Mortgage Securities,
  Inc. 06-7, 1A1
  6.000% due 12/25/36                                     89             89

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                  $   67         $   67
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                                      94             95
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1 6.000%
  due 1/25/36                                             43             43
Credit Suisse First Boston
  Mortgage Securities Corp.
  98-C1, B
  6.590% due 5/17/40                                     150            151
Credit Suisse First Boston
  Mortgage Securities Corp.
  99-C1, A2
  7.290% due 9/15/41                                     122            126
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35 (b)                                  75             75
First Union - Lehman Brothers -
  Bank of America 98-C2, A2
  6.560% due 11/18/35                                     65             65
Franchise Mortgage Acceptance
  Co. Loan Receivables Trust 98-CA, A2 144A
  6.660% due 9/15/20 (b)                                  20             19
GMAC Mortgage Corp. Loan
  Trust 05-HE2, A3
  4.622% due 11/25/35 (d)                                 28             28
GMAC Mortgage Corp. Loan
  Trust 06-HE2, A3
  6.320% due 5/25/36                                     115            112
GS Mortgage Securities Corp.
  II 07-EOP, G 144A
  5.772% due 3/6/20 (b)(d)                                30             28
GS Mortgage Securities Corp.
  II 07-EOP, H 144A
  5.902% due 3/6/20 (b)(d)                                40             38
GSAA Trust 04-10, AF2
  4.220% due 8/25/34 (d)                                  19             19
GSAA Trust 04-5, AF2
  4.736% due 6/25/34 (d)                                   4              3
GSR Mortgage Loan Trust
  05-AR6, 3A1
  4.561% due 9/25/35 (d)                                  34             34


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

Harborview Mortgage Loan
  Trust 05-15, B8
  6.699% due 10/20/45 (d)                             $   50         $   35
Harborview Mortgage Loan
  Trust 05-9, B10
  6.699% due 6/20/35 (d)                                  43             35
Harborview Net Interest Margin
  Corp. 06-12, N1 144A
  6.409% due 12/19/36 (b)                                 16             16
IndyMac Index Mortgage Loan
  Trust 06-AR25, 3A1
  6.368% due 9/25/36 (d)                                  82             82
Indymac Index Mortgage Loan
  Trust 07-AR2, B1
  5.868% due 6/25/37 (d)                                  45             39
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                      76             76
Lehman Brothers - UBS
  Commercial Mortgage Trust
  07-C2, A2
  5.303% due 2/15/40                                      84             84
Lehman Brothers - UBS
  Commercial Mortgage Trust
  07-C6, A2
  5.845% due 7/15/40                                      50             51
Merrill Lynch/Countrywide
  Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.090% due 10/25/36 (d)                                 62             63
Residential Accredit Loans,
  Inc. 05-QA4, A5
  5.450% due 4/25/35 (d)                                  75             74
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.856% due 3/25/35 (d)                                 124            123
Residential Funding Mortgage
  Securities I, Inc. 06-S4, A2
  6.000% due 4/25/36                                      86             87
SBA Commercial Mortgage Backed
  Securities Trust 06-1A, B 144A
  5.451% due 11/15/36 (b)                                 30             30
Structured Asset Securities Corp.
  03-32, 1A1
  5.210% due 11/25/33 (d)                                 56             55
Structured Asset Securities Corp.
  05-1, 6A1
  6.000% due 2/25/35                                     119            118
Wachovia Bank Commercial
  Mortgage Trust 2004-C12, A2
  5.001% due 7/15/41                                      85             86

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

Wachovia Mortgage Loan Trust
  LLC 06-A, B1
  5.416% due 5/20/36 (d)                              $   75         $   71
Washington Mutual Mortgage
  Pass Through Certificates
  06-AR16, 1A1
  5.608% due 12/25/36 (d)                                 55             55
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.558% due 1/25/35 (d)                                 143            143
Wells Fargo Mortgage Backed
  Securities Trust 04-EE, 2A3
  3.989% due 12/25/34 (d)                                148            147
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                                     89             88
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                      51             50
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.109% due 6/25/35 (d)                                  75             73
Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.067% due 4/25/37 (d)                                 138            137
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,706)                                              3,657
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.2%

ARGENTINA--0.4%
Republic of Argentina
  5.389% due 8/3/12 (d)                                   78             69
                                                                     ------
AUSTRALIA--1.2%
Commonwealth of Australia
  Series 909
  7.500% due 9/15/09                                     221(f)         196
                                                                     ------
BRAZIL--1.9%
Federative Republic of Brazil
  9.250% due 10/22/10                                    137            152
  10.500% due 7/14/14                                     15             19
  12.500% due 1/5/16                                     250(g)         153
                                                                     ------
                                                                        324
                                                                     ------
CANADA--0.5%
Commonwealth of Canada
  3.750% due 6/1/08                                       81(h)          82
                                                                     ------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

COLOMBIA--0.8%
Republic of Colombia
  9.750% due 4/23/09                                  $   65         $   69
  10.000% due 1/23/12                                     50             59
                                                                     ------
                                                                        128
                                                                     ------
COSTA RICA--0.3%
Republic of Costa Rica 144A
  9.000% due 3/1/11 (b)                                   40             44
                                                                     ------
GERMANY--0.4%
Federal Republic of
  Germany 144A
  3.250% due 4/17/09 (b)                                  45(i)          65
                                                                     ------
HUNGARY--0.2%
Republic of Hungary
  6.250% due 4/24/09                                   5,000(j)          28
                                                                     ------
INDONESIA--0.3%
Republic of Indonesia 144A
  7.250% due 4/20/15 (b)                                  40             42
                                                                     ------
MEXICO--1.2%
United Mexican States
  8.375% due 1/14/11                                     100            111
  6.625% due 3/3/15                                       85             92
                                                                     ------
                                                                        203
                                                                     ------
NEW ZEALAND--0.5%
Commonwealth of New Zealand
  Series 708
  6.000% due 7/15/08                                     114(k)          87
                                                                     ------
NORWAY--1.3%
Kingdom of Norway
  5.500% due 5/15/09                                   1,130(l)         210
                                                                     ------
PHILIPPINES--1.0%
Republic of Philippines
  8.375% due 3/12/09                                      90             93
  8.375% due 2/15/11                                      70             76
                                                                     ------
                                                                        169
                                                                     ------
RUSSIA--0.8%
Russian Federation RegS (e)
  8.250% due 3/31/10                                      89             92
  7.500% due 3/31/30 (d)                                  35             40
                                                                     ------
                                                                        132
                                                                     ------

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

SINGAPORE--0.2%
Singapore Government
  2.500% due 10/1/12                                      50(n)      $   35
                                                                     ------
SWEDEN--0.2%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                     260(o)          41
                                                                     ------
TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09 (e)                              $   30             33
                                                                     ------
TURKEY--1.8%
Republic of Turkey
  0% due 5/6/09                                          150(p)         104
  11.750% due 6/15/10                                    155            180
  11.500% due 1/23/12                                     20             24
                                                                     ------
                                                                        308
                                                                     ------
VENEZUELA--3.0%
Republic of Venezuela
  8.500% due 10/8/14                                     180            174
  5.750% due 2/26/16                                      50             41
Republic of Venezuela RegS
  5.375% due 8/7/10 (e)                                  313            295
                                                                     ------
                                                                        510
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,615)                                              2,706
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--6.8%

AUSTRALIA--0.8%
Westfield Capital Corp. Ltd./
  Westfield Finance Authority 144A
  4.375% due 11/15/10 (b)                                150            146
                                                                     ------
CANADA--0.8%
Rogers Wireless Communications,
  Inc. 8.000% due
  12/15/12                                               125            131
                                                                     ------
CHILE--0.6%
Celulosa Arauco y
  Constitucion SA
  7.750% due 9/13/11                                      55             59
Empresa Nacional de
  Electricidad SA
  7.750% due 7/15/08                                      40             41
                                                                     ------
                                                                        100
                                                                     ------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

INDIA--0.3%
ICICI Bank Ltd. 144A
  5.750% due 11/16/10 (b)                             $   50         $   50
                                                                     ------
LUXEMBOURG--0.1%
Tyco Electronic Group SA 144A
  6.000% due 10/1/12 (b)                                  15             15
                                                                     ------
MEXICO--0.4%
Fideicomiso Petacalco Trust 144A
  10.160% due 12/23/09 (b)                                30             31
Vitro S.A.B. de C.V.
  8.625% due 2/1/12                                       40             38
                                                                     ------
                                                                         69
                                                                     ------
NETHERLANDS--0.2%
NXP BV/NXP Funding LLC
  7.993% due 10/15/13 (d)                                 35             32
                                                                     ------
POLAND--0.4%
Telekomunikacja Polska SA
  Finance BV 144A
  7.750% due 12/10/08 (b)                                 75             77
                                                                     ------
QATAR--0.1%
Ras Laffan Liquefied Natural
  Gas Co. Ltd. 144A
  3.437% due 9/15/09 (b)                                  12             12
                                                                     ------
RUSSIA--1.0%
European Bank for
  Reconstruction &
  Development
  6.000% due 2/14/12                                   2,000(m)          79
Gazprom OAO
  (Gaz Capital SA) 144A
  6.212% due 11/22/16 (b)                                 95             91
                                                                     ------
                                                                        170
                                                                     ------
SOUTH KOREA--0.6%
Korea Development Bank
  3.875% due 3/2/09                                      100             98
                                                                     ------
TURKEY--0.6%
Bosphorus Financial Services
  Ltd. 144A 6.669%
  due 2/15/12 (b)(d)                                     100             99
                                                                     ------
UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
  5.620% due 10/25/12 (b)                                100            102
                                                                     ------

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

UNITED STATES--0.3%
Nova Chemicals Corp.
  7.863% due 11/15/13 (d)                             $   49         $   46
                                                                     ------
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,163)                                              1,147
---------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                      15             14
                                                                     ------
---------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $13)                                                    14
---------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(d)--8.7%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  6.875% due 3/31/14                                      10             10
                                                                     ------
ALTERNATIVE CARRIERS--0.3%
Level 3 Communications, Inc.
  Tranche B
  7.605% due 3/13/14                                       5              5
Time Warner Telecom Holdings
  Tranche B
  8.471% due 1/7/13                                       45             43
                                                                     ------
                                                                         48
                                                                     ------
APPAREL RETAIL--0.2%
Hanesbrands, Inc. Tranche B
  7.110% due 9/5/13                                       16             15
HBI Branded Apparel Ltd., Inc.
  Tranche 2
  9.110% due 3/5/14                                       25             25
Totes Isotoner Corp. Tranche B
  7.814% due 1/16/13                                       6              6
                                                                     ------
                                                                         46
                                                                     ------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The)
  Tranche FL
  7.198% due 10/24/12                                     33             32
                                                                     ------

ASSET MANAGEMENT & CUSTODY BANKS--0.0%
Nuveen Investments, Inc.
  Tranche Term B
  7.841% due 11/13/14                                      6              6
                                                                     ------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B
  8.000% due 12/15/13                                 $   40         $   37
General Motors Corp. Tranche B
  7.735% due 11/29/13                                     30             28
                                                                     ------
                                                                         65
                                                                     ------
BROADCASTING & CABLE TV--0.6%
Charter Communications
  Operating LLC Tranche
  7.360% due 3/6/14                                       74             70
DIRECTV Holdings LLC
  Tranche B
  6.830% due 4/13/13                                      33             32
                                                                     ------
                                                                        102
                                                                     ------
CASINOS & GAMING--0.0%
Wimar Operating Co. LLC
  Tranche B 7.610%
  due 1/3/12                                               7              7
                                                                     ------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. Tranche B3
  7.710% due 9/24/14                                      55             52
                                                                     ------
DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The)
  Tranche 7.090%
  due 4/6/13                                              62             59
                                                                     ------
DISTRIBUTORS--0.2%
Building Materials Holding Corp.
  Tranche B
  6.448% due 11/10/13                                     40             34
                                                                     ------
DIVERSIFIED CHEMICALS--0.3%
Celanese Holdings LLC Tranche
  Term B
  8.181% due 3/30/14                                      45             43
Huntsman Corp. Tranche B
  7.070% due 8/16/12                                      17             17
                                                                     ------
                                                                         60
                                                                     ------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  7.445% due 1/26/14                                       1              1
ARAMARK Corp. Tranche B
  7.350% due 1/26/14                                      14             13
                                                                     ------
                                                                         14
                                                                     ------

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

ELECTRIC UTILITIES--0.1%
Energy Future Holdings
  Tranche B2
  8.645% due 10/10/14                                 $   23         $   23
                                                                     ------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
  6.859% due 1/31/14                                      18             18
                                                                     ------
ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Allied Waste North America, Inc.
  Letter of Credit A
  7.070% due 3/28/14                                      33             31
Allied Waste North America, Inc.
  Tranche B
  7.113% due 3/28/14                                      54             53
Duratek, Inc. Tranche B
  7.660% due 6/30/16                                       4              4
EnergySolutions LLC Tranche
  7.570% due 2/26/14                                      35             34
EnergySolutions LLC Tranche B
  7.660% due 6/7/13                                        8              7
EnviroCare Tranche C
  7.570% due 6/30/16                                      --(s)           1
                                                                     ------
                                                                        130
                                                                     ------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche  B
  7.112% due 12/1/13                                       4              3
                                                                     ------
HEALTH CARE FACILITIES--0.6%
HCA, Inc. Tranche B
  8.110% due 11/16/13                                     15             15
Health Management Associates, Inc.
  Tranche B
  7.100% due 2/28/14                                      12             11
LifePoint Hospitals, Inc. Tranche B
  6.945% due 4/15/12                                      69             66
                                                                     ------
                                                                         92
                                                                     ------
HEALTH CARE SERVICES--0.2%
Davita, Inc. Tranche B1
  6.860% due 10/5/12                                      39             37
                                                                     ------
HOUSEWARES & SPECIALTIES--0.1%
Yankee Candle Co., Inc. Tranche B
  8.891% due 2/6/14                                       15             14
                                                                     ------


                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------        -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Mirant North America LLC
  Tranche B
  7.070% due 1/3/13                                   $   20         $   19
NRG Energy, Inc. Letter of Credit
  7.070% due 2/1/13                                       54             54
NRG Energy, Inc. Tranche B1
  7.070% due 2/1/13                                       21             20
                                                                     ------
                                                                         93
                                                                     ------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
NTELOS, Inc. Tranche B1
  7.570% due 8/24/11                                     121            120
                                                                     ------
LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc.
  Tranche B
  7.978% due 5/17/13                                      21             20
                                                                     ------
OIL & GAS DRILLING--0.1%
Hercules Offshore, Inc. Tranche
  7.110% due 7/11/13                                      20             19
                                                                     ------
OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group,
  Inc. Tranche
  7.340% due 7/1/13                                       29             27
                                                                     ------
PAPER PRODUCTS--0.1%
NewPage Corp. Tranche B
  9.891% due 12/21/14                                      9              9
                                                                     ------
PUBLISHING--0.3%
Idearc, Inc. Tranche B
  7.350% due 11/17/14                                     35             33
Tribune Co. Tranche B
  8.375% due 5/17/14                                      25             21
                                                                     ------
                                                                         54
                                                                     ------
RESTAURANTS--0.3%
Burger King Corp. Tranche B1
  6.750% due 6/30/12                                      46             45
                                                                     ------

SEMICONDUCTORS--0.2%
Freescale Semiconductor, Inc.
  Tranche
  6.975% due 12/1/13                                      40             37
                                                                     ------

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                    PAR VALUE        VALUE
                                                      (000)          (000)
                                                    ---------       --------

SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche US
  8.818% due 2/28/14                                  $   64        $    62
                                                                    -------
SPECIALTY CHEMICALS--0.0%
JohnsonDiversey, Inc. Tranche B
  7.860% due 12/16/11                                      7              7
                                                                    -------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
ALLTEL Communications, Inc.
  Tranche B3
  7.775% due 5/15/15                                      40             38
Cricket Communications, Inc.
  Tranche B1
  8.198% due 6/16/13                                      37             37
MetroPCS Wireless, Inc.
  Tranche B
  7.625% due 11/3/13                                      35             33
                                                                    -------

                                                                        108
---------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,499)                                              1,453
---------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.4%

GERMANY--0.3%
Fresenius Medical Care AG & Co.
  KGaA Tranche B
  6.516% due 3/31/13                                      45             44
                                                                    -------
UNITED STATES--0.1%
Bausch & Lomb, Inc. Tranche
  8.127% due 10/26/15                                     12(i)          17
                                                                    -------
---------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $62)                                                    61
---------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia
  (Citigroup, Inc.)
  14% due 6/15/09                                         38             34
                                                                    -------
---------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $35)                                                    34
---------------------------------------------------------------------------


                                                                     VALUE
                                                      SHARES         (000)
                                                    ---------       -------


EXCHANGE TRADED FUNDS--0.8%
DIAMONDS(R) Trust Series I                               537        $    71
iShares MSCI EAFE(R)
  Index Fund                                             342             27
iShares Russell 2000(R)
  Index Fund                                             274             21
PowerShares QQQ                                          380             19
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $141)                                                  138
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $16,565)                                            16,382
---------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--1.5%

                                                    PAR VALUE
                                                      (000)
                                                    ---------

COMMERCIAL PAPER(t)--1.5%
Eaton Corp.
  4.250% due 1/2/08                                   $  250            250
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $250)                                                  250
---------------------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $16,815)                                            16,632(a)

Other assets and liabilities, net--0.7%                                 117
                                                                    -------
NET ASSETS--100.0%                                                  $16,749
                                                                    =======

                        See Notes to Financial Statements

                    PHOENIX LOW-DURATION CORE PLUS BOND FUND

At December 31, 2007, the Fund held forward currency contracts as follows (reported in 000s):

                        In                                     Net Unrealized
   Contract          Exchange     Settlement                    Appreciation
  to Receive            for          Date         Value        (Depreciation)
-------------       ---------     ----------      -----        --------------
JPY    18,062       USD   170       2/29/08        $163              $(7)
                                                                     ===

                 JPY  Japanese Yen     USD United States Dollar


(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $100 and gross depreciation of $294 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $16,826.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $1,537 (reported in 000s) or 9.2% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Hungarian Forint.
(k) Par value represents New Zealand Dollar.
(l) Par value represents Norwegian Krone.
(m) Par value represents Russian Ruble.
(n) Par value represents Singapore Dollar.
(o) Par value represents Swedish Krona.
(p) Par value represents Turkish Lira.
(q) All or a portion segregated as collateral for forward currency contracts.
(r) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $1 (reported in 000s) or 0.0% of net assets. For acquisition information, see Note 8, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(s) Par value is less than $1,000.
(t) The rate shown is the discount rate.

                        See Notes to Financial Statements

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                      Statements of Assets and Liabilities
                                December 31, 2007

(Reported in thousands except per share amounts)

                                             -----------------------------------
                                             INSTITUTIONAL       LOW-DURATION
                                               BOND FUND     CORE PLUS BOND FUND
                                             -------------   -------------------
ASSETS
Investment securities at value+ ............    $97,175            $16,632
Cash .......................................         25                 59
Receivables
   Fund shares sold ........................        182                 --
   Investment securities sold ..............         --                 40
   Interest ................................        872                176
   Dividends ...............................         --                  1
   Receivable from adviser .................         --                  2
Prepaid expenses ...........................         13                  6
Other assets ...............................         17                  3
                                               --------            -------
     Total assets ..........................     98,284             16,919
                                               --------            -------
LIABILITIES
Payables
   Investment securities purchased .........        690                117
   Fund shares repurchased .................        264                 --
   Investment advisory fee .................         23                 --
   Administration fee ......................          8                  1
   Transfer agent fee ......................          5                 --
   Trustees' fee ...........................          1                 --
   Distribution and service fees ...........          4                  1
   Professional fee ........................         31                 29
   Trustee deferred compensation plan ......         17                  3
   Other accrued expenses ..................         20                 12
Unrealized depreciation on forward .........
  currency contracts .......................         --                  7
                                               --------            -------
     Total liabilities .....................      1,063                170
                                               --------            -------
NET ASSETS .................................   $ 97,221            $16,749
                                               ========            =======
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest .................................   $100,285            $17,063
Undistributed net investment income ........         12                 62
Accumulated net realized loss ..............     (2,999)              (187)
Net unrealized depreciation ................        (77)              (189)
                                               --------            -------
NET ASSETS .................................   $ 97,221            $16,749
                                               ========            =======

CLASS X
Net asset value and offering price per share   $  30.94            $  9.80
Shares of beneficial interest outstanding,
   no par value, unlimited authorization ...      2,501              1,142
Net Assets .................................   $ 77,378            $11,192

CLASS Y
Net asset value and offering price per share   $  30.93            $  9.80
Shares of beneficial interest outstanding,
   no par value, unlimited authorization ...        642                567
Net Assets .................................   $ 19,843            $ 5,557

+  Investment in securities at cost ........     97,252             16,815

                        See Notes to Financial Statements

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                                DECEMBER 31, 2007

(Reported in thousands)

                                             -----------------------------------
                                             INSTITUTIONAL       LOW-DURATION
                                               BOND FUND     CORE PLUS BOND FUND
                                             -------------   -------------------
INVESTMENT INCOME
Interest ................................       $5,929             $ 965
Dividends ...............................           --                 1
Foreign taxes withheld ..................           --                (1)
                                                ------             -----
   Total investment income ..............        5,929               965
                                                ------             -----
EXPENSES
Investment advisory fee .................          478                74
Service fees, Class Y ...................           49                14
Administration fee ......................           89                14
Transfer agent ..........................           33                 4
Professional ............................           39                33
Custodian ...............................           23                17
Printing ................................           38                 5
Registration ............................           30                23
Trustees ................................            9                 1
Miscellaneous ...........................           15                10
                                                ------             -----
   Total expenses .......................          803               195
Less expenses reimbursed by investment
  adviser ...............................         (154)              (96)
Custodian fees paid indirectly ..........           (1)               (1)
                                                ------             -----
   Net expenses .........................          648                98
                                                ------             -----

NET INVESTMENT INCOME (LOSS) ............        5,281               867
                                                ------             -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .          235                36
Net realized gain (loss) on foreign
  currency transactions .................           --                (7)
Net change in unrealized appreciation
  (depreciation) on investments .........          201              (231)
Net change in unrealized appreciation
  (depreciation) on foreign currency
  translations ..........................           --                (3)
                                                ------             -----

NET GAIN (LOSS) ON INVESTMENTS ..........          436              (205)
                                                ------             -----

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............       $5,717             $ 662
                                                ======             =====

                        See Notes to Financial Statements

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)


                                                          ---------------------------------------------------------------
                                                                  INSTITUTIONAL                      LOW-DURATION
                                                                    BOND FUND                    CORE PLUS BOND FUND
                                                          -----------------------------     -----------------------------
                                                           YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2007             2006            2007              2006
                                                          ------------     ------------     ------------     ------------
FROM OPERATIONS
   Net investment income (loss) .......................     $  5,281        $  5,075          $   867          $   768
   Net realized gain (loss) ...........................          235            (439)              29             (105)
   Net change in unrealized appreciation (depreciation)          201             137             (234)             190
                                                            --------        --------          -------          -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..................................        5,717           4,773              662              853
                                                            --------        --------          -------          -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X .....................       (4,265)         (4,167)            (579)            (482)
   Net investment income, Class Y .....................         (990)           (930)            (274)            (225)
                                                            --------        --------          -------          -------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS ..................................       (5,255)         (5,097)            (853)            (707)
                                                            --------        --------          -------          -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class X ..........................................      (10,526)          4,573              658              404
   Change in net assets from share transactions,
     Class Y ..........................................          834          (5,137)             313              187
                                                            --------        --------          -------          -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS ...............................       (9,692)           (564)             971              591
                                                            --------        --------          -------          -------
   NET INCREASE (DECREASE) IN NET ASSETS ..............       (9,230)           (888)             780              737

NET ASSETS
   Beginning of period ................................      106,451         107,339           15,969           15,232
                                                            --------        --------          -------          -------
   END OF PERIOD ......................................     $ 97,221        $106,451          $16,749          $15,969
                                                            ========        ========          =======          =======
   Undistributed net investment income ................     $     12        $      7          $    62          $     9


                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                            NET                       NET                                                               NET
                           ASSET       NET         REALIZED       TOTAL       DIVIDENDS                     CHANGE     ASSET
                          VALUE,    INVESTMENT        AND         FROM        FROM NET                      IN NET     VALUE,
                         BEGINNING    INCOME      UNREALIZED   INVESTMENT    INVESTMENT        TOTAL         ASSET     END OF
                         OF PERIOD  (LOSS)(1)     GAIN(LOSS)   OPERATIONS       INCOME      DISTRIBUTIONS    VALUE     PERIOD
-----------------------------------------------------------------------------------------------------------------------------
-----------------------
INSTITUTIONAL BOND FUND
-----------------------
CLASS X
1/1/07 - 12/31/07         $30.92      1.56           0.11          1.67         (1.65)         (1.65)         0.02     $30.94
1/1/06 - 12/31/06          31.08      1.52          (0.11)         1.41         (1.57)         (1.57)        (0.16)     30.92
1/1/05 - 12/31/05          31.72      1.43          (0.59)         0.84         (1.48)         (1.48)        (0.64)     31.08
1/1/04 - 12/31/04          31.55      1.47           0.19          1.66         (1.49)         (1.49)         0.17      31.72
1/1/03 - 12/31/03          31.32      1.73           0.26          1.99         (1.76)         (1.76)         0.23      31.55

CLASS Y
1/1/07 - 12/31/07         $30.91      1.48           0.11          1.59         (1.57)         (1.57)         0.02     $30.93
1/1/06 - 12/31/06          31.07      1.44          (0.11)         1.33         (1.49)         (1.49)        (0.16)     30.91
1/1/05 - 12/31/05          31.71      1.36          (0.60)         0.76         (1.40)         (1.40)        (0.64)     31.07
1/1/04 - 12/31/04          31.54      1.38           0.20          1.58         (1.41)         (1.41)         0.17      31.71
1/1/03 - 12/31/03          31.32      1.63           0.27          1.90         (1.68)         (1.68)         0.22      31.54

--------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------
CLASS X
1/1/07 - 12/31/07         $ 9.91      0.53          (0.12)         0.41         (0.52)         (0.52)        (0.11)    $ 9.80
1/1/06 - 12/31/06           9.82      0.49           0.06          0.55         (0.46)         (0.46)         0.09       9.91
2/28/05(4) - 12/31/05      10.00      0.37          (0.22)         0.15         (0.33)         (0.33)        (0.18)      9.82

CLASS Y
1/1/07 - 12/31/07         $ 9.91      0.51          (0.12)         0.39         (0.50)         (0.50)        (0.11)    $ 9.80
1/1/06 - 12/31/06           9.82      0.47           0.05          0.52         (0.43)         (0.43)         0.09       9.91
2/28/05(4) - 12/31/05      10.00      0.35          (0.21)         0.14         (0.32)         (0.32)        (0.18)      9.82



                                                  RATIO OF NET      RATIO OF        RATIO OF
                                        NET         OPERATING        GROSS            NET
                                      ASSETS,      EXPENSES TO      OPERATING      INVESTMENT
                                      END OF        AVERAGE       EXPENSES TO      INCOME TO
                          TOTAL       PERIOD           NET          AVERAGE        AVERAGE NET      PORTFOLIO
                          RETURN      (000S)         ASSETS        NET ASSETS        ASSETS         TURNOVER
-------------------------------------------------------------------------------------------------------------
-----------------------
INSTITUTIONAL BOND FUND
-----------------------
CLASS X
1/1/07 - 12/31/07           5.56%    $ 77,378         0.56%            0.71%          5.02%            58%
1/1/06 - 12/31/06           4.64       87,457         0.56             0.73           4.89             65
1/1/05 - 12/31/05           2.67       83,104         0.55             0.76           4.52             76
1/1/04 - 12/31/04           5.39      150,466         0.55             0.67           4.61             77
1/1/03 - 12/31/03           6.37      139,574         0.55             0.69           5.44            104

CLASS Y
1/1/07 - 12/31/07           5.30%     $19,843         0.81%            0.96%          4.78%            58%
1/1/06 - 12/31/06           4.38       18,994         0.81             0.98           4.64             65
1/1/05 - 12/31/05           2.42       24,235         0.80             1.01           4.28             76
1/1/04 - 12/31/04           5.14       20,948         0.80             0.92           4.33             77
1/1/03 - 12/31/03           6.10       13,982         0.80             0.95           5.13            104

--------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------
CLASS X
1/1/07 - 12/31/07           4.18%    $ 11,192         0.51%            1.10%          5.37%            64%
1/1/06 - 12/31/06           5.77       10,662         0.51             1.47           5.03             81
2/28/05(4) - 12/31/05       1.57(3)    10,162         0.50(2)          1.96(2)        4.54(2)          77(3)

CLASS Y
1/1/07 - 12/31/07           4.03%    $  5,557         0.76%            1.35%          5.12%            64%
1/1/06 - 12/31/06           5.36        5,308         0.76             1.72           4.78             81
2/28/05(4) - 12/31/05       1.43(3)     5,071         0.75(2)          2.21(2)        4.29(2)          77(3)

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annnualized.
(4) Inception date of the Fund.

                        See Notes to Financial Statements

                                    36 and 37

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. ORGANIZATION
   Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Funds' investment objectives are outlined in the fund summary pages.

   The Funds offer the following classes of shares for sale:


                                                  CLASS X    CLASS Y
                                                  -------    -------
   Institutional Bond Fund .................          X         X
   Low-Duration Core Plus Bond Fund ........          X         X

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the values that would be realized if the securities were sold.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (CONTINUED)

   November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures. The Funds will be adopting SFAS 157 effective with the 3/31/08 reporting on the financial statements.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (CONTINUED)

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:
   Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (CONTINUED)

   investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K. CREDIT LINKED NOTES:
   Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L. SWAP AGREEMENTS:
   Each Fund may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

   Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2007 (Continued)

M. DEBT INDEX SECURITIES:
   Each Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                   1ST $1      $1 +
                                                   BILLION    BILLION
                                                   -------    -------
        Institutional Bond Fund ...............     0.45%      0.40%
        Low-Duration Core Plus Bond Fund ......     0.45%      0.45%

   The Adviser has voluntarily agreed to limit total operating expenses of each Fund, (excluding interest, taxes, and extraordinary expenses) to the extent that such expenses do not exceed the following percentages of average annual net asset values:

                                                   CLASS X    CLASS Y
                                                   -------    -------
        Institutional Bond Fund ...............     0.55%      0.80%
        Low-Duration Core Plus Bond Fund ......     0.50%      0.75%

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ended 2010 (reported in 000s).

   Institutional Bond Fund.............................................      $55
   Low-Duration Core Plus Bond Fund....................................       39

   Goodwin Capital Advisers, Inc. ("Goodwin") is the subadviser to the Funds. Goodwin is an indirect, wholly-owned subsidiary of PNX.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2007 (Continued)

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

   PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and Phoenix Edge Series Fund. For the fiscal year (the "period") ended December 31, 2007, the Trust incurred administration fees totaling $103 (reported in 000s).

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended December 31, 2007, transfer agent fees were $37 (reported in 000s) as reported in the Statements of Operations.

   At December 31, 2007, PNX and its affiliates and Phoenix-affiliated funds held shares which aggregated the following:

                                                             AGGREGATE
                                                             NET ASSET
                                                               VALUE
                                                   SHARES      (000)
                                                 ---------    -------
      Institutional Bond Fund
        -- Class Y ............................    641,505    $19,843
      Low-Duration Core Plus Bond Fund
        -- Class X ............................  1,142,083     11,192
        -- Class Y ............................    567,154      5,557

   Until March 1, 2007, the Trust provided a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2007.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended December 31, 2007, were as follows (reported in 000s):

                                                  PURCHASES     SALES
                                                  ---------    -------
        Institutional Bond Fund ...............    $36,043     $34,824
        Low-Duration Core Plus Bond Fund ......      6,928       5,995

   Purchases and sales of long-term U.S. Government and agency securities for the period ended December 31, 2007, were as follows (reported in 000s):

                                                  PURCHASES     SALES
                                                  ---------    -------
        Institutional Bond Fund ...............    $24,506     $34,242
        Low-Duration Core Plus Bond Fund ......      4,755       4,347

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2007 (Continued)

5. CAPITAL SHARES
   Transactions (reported in 000s) in shares of capital stock, for the periods ended as indicated, were as follows:


                                ------           ------                 ------           ------
                                SHARES           AMOUNT                 SHARES           AMOUNT
                                ------           ------                 ------           ------
-----------------------------   -----------------------                 -----------------------
INSTITUTIONAL                          1/1/07 -                                1/1/06 -
   BOND FUND                          12/31/07                                 12/31/06
-----------------------------   -----------------------                 -----------------------
CLASS X
Sales of shares                     26         $    816                    188          $ 5,670
Reinvestment of distributions      127            3,887                    124            3,766
Redemptions                       (481)         (15,229)                  (156)          (4,863)
                                  ----         --------                   ----          -------
Net increase / (decrease)         (328)        $(10,526)                   156          $ 4,573
                                  ====         ========                   ====          =======

CLASS Y
Sales of shares                     67         $  2,094                     46          $ 1,441
Reinvestment of distributions       33              990                     31              930
Redemptions                        (72)          (2,250)                  (242)          (7,508)
                                  ----         --------                   ----          -------
Net increase / (decrease)           28         $    834                   (165)         $(5,137)
                                  ====         ========                   ====          =======


-----------------------------   -----------------------                 -----------------------
LOW DURATION                           1/1/07 -                                1/1/06 -
   CORE PLUS BOND FUND                12/31/07                                 12/31/06
-----------------------------   -----------------------                 -----------------------
CLASS X
Sales of shares                     --         $     --                     --          $    --
Reinvestment of distributions       67              658                     41              404
Redemptions                         --               --                     --               --
                                  ----         --------                   ----          -------
Net increase / (decrease)           67         $    658                     41          $   404
                                  ====         ========                   ====          =======

CLASS Y
Sales of shares                     --         $     --                     --          $    --
Reinvestment of distributions       32              313                     19              187
Redemptions                         --               --                     --               --
                                  ----         --------                   ----          -------
Net increase / (decrease)           32         $    313                     19          $   187
                                  ====         ========                   ====          =======

6. 10% SHAREHOLDERS
   At December 31, 2007, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of each Fund as detailed below.

                                                 % OF SHARES        NUMBER OF
                                                 OUTSTANDING        ACCOUNTS
                                                 -----------        ---------
        Institutional Bond Fund ...............      31.7%               2
        Low-Duration Core Plus Bond Fund ......     100.0%               2

   One of the shareholder accounts in the Institutional Bond Fund is affiliated with PNX.

   The two shareholder accounts in the Low-Duration Core Plus Bond Fund are affiliated with PNX.

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (CONTINUED)

7. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.


8. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At December 31, 2007, the Funds held the following restricted securities (reported in 000s):


                                                                  MARKET
                                  ACQUISITION   ACQUISITION       VALUE AT          % OF
                                      DATE          COST     DECEMBER 31, 2007    NET ASSETS
                                  -----------   -----------  -----------------    ----------
   INSTITUTIONAL BOND FUND

   Greenwich Structured ARM
     Products 05-5A, N2 144A
     8.240%, 9/27/45 ...........     2/28/06        $427             $404            0.4%

     MASTR Alternative
     Net Interest Margin Trust
     05-CWIA, N1 144A
     6.750%, 12/26/35 ..........    11/18/05          49               40            0.0%

     Northampton Pulp
     LLC .......................    12/30/99         184                0            0.0%

   LOW-DURATION CORE PLUS
     BOND FUND
     MASTR Alternative
     Net Interest
     Margin 06-6, N1 144A
     5.865%, 9/26/46 ...........      8/3/06           9                1            0.0%

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2007 (Continued)

   The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

9. INDEMNIFICATIONS
   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

11. FEDERAL INCOME TAX INFORMATION (REPORTED IN 000S)
   The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                  EXPIRATION YEAR

                                      2008     2011    2013     2014       TOTAL
--------------------------------------------------------------------------------
   Institutional Bond Fund           $2,195    $364    $ --     $408     $2,967
   Low-Duration Core Plus Bond Fund      --      --      82       88        170

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

   For the period ended December 31, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

   Institutional Bond Fund.............   $167
   Low-Duration Core Plus Bond Fund.....     5

   The Institutional Bond Fund had $2,166 of capital loss carryover which expired in 2007.

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2007, the Funds deferred and recognized post-October losses as follows:

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2007 (Continued)

                                           CAPITAL LOSS    CAPITAL LOSS
                                             DEFERRED       RECOGNIZED
                                           ------------    ------------
   Institutional Bond Fund.............         $--             $42
   Low-Duration Core Plus Bond Fund.....          5              --

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:


                                            UNDISTRIBUTED       UNDISTRIBUTED
                                              ORDINARY           LONG-TERM
                                               INCOME           CAPITAL GAINS
                                            ------------        -------------
   Institutional Bond Fund.............          $27                 $ --
   Low-Duration Core Plus Bond Fund....           56                   --

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

12. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                 CAPITAL PAID
                                    IN ON
                                  SHARES OF       ACCUMULATED    UNDISTRIBUTED
                                  BENEFICIAL     NET REALIZED    NET INVESTMENT
                                   INTEREST       GAIN (LOSS)     INCOME (LOSS)
                                 -------------   ------------    --------------

   Institutional Bond Fund.....    $(2,145)          $2,166           $(21)

   Low-Duration Core Plus
     Bond Fund................          --              (38)            38

13. SUBSEQUENT EVENT
   On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds and Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent are also intended to be a part of the spin-off. Goodwin Capital Advisers, Inc., subadviser to the Funds, is not a part of the spin-off and will remain a subsidiary of PNX and is expected to continue as subadviser to the Funds.

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM



To the Board of Trustees of
Phoenix Institutional Mutual Funds and Shareholders of
Phoenix Institutional Bond Fund and
Phoenix Low-Duration Core Plus Bond Fund


      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Institutional Bond Fund and Phoenix Low-Duration Core Plus Bond Fund (constituting Phoenix Institutional Mutual Funds, hereafter referred to as the "Funds") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers

Boston, Massachusetts
February 21, 2008

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENT FOR PHOENIX INSTITUTIONAL
BOND FUND AND PHOENIX LOW-DURATION CORE PLUS BOND FUND
(EACH, A "FUND")
December 31, 2007 (Unaudited)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix Family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or sub-adviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisers, including (a) PIC's ability to select and monitor the sub-advisers; (b) PIC's ability to provide the services necessary to monitor the sub-advisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-adviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.


----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENT FOR PHOENIX INSTITUTIONAL
BOND FUND AND PHOENIX LOW-DURATION CORE PLUS BOND FUND
(EACH, A "FUND")
December 31, 2007 (Unaudited) (Continued)


   With respect to the sub-advisory Agreements, the Board noted that each sub-adviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-adviser's investment management process, including (a) the experience, capability and integrity of the sub-adviser's management and other personnel committed by the sub-adviser to manage its respective Fund(s); (b) the financial position of the sub-adviser; (c) the quality and commitment of the sub-adviser's regulatory and legal compliance policies, procedures and systems; and (d) the sub-adviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-adviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

   After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-adviser would be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENT FOR PHOENIX INSTITUTIONAL
BOND FUND AND PHOENILOW-DURATION CORE PLUS BOND FUND
(EACH, A "FUND")
December 31, 2007 (Unaudited) (Continued)


   Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

   The Board did not separately review profitability information for each sub-adviser, noting that the sub-advisory fees are paid by PIC rather than the Funds.

   MANAGEMENT FEES AND TOTAL EXPENSES.
In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

   The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-adviser level.

                       FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the trustees and officers of the Trust as of December 31, 2007 is set forth below. The statement of additional information
(SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for trustees of the Trust.

                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  E. Virgil Conway              Chairman, Rittenhouse Advisors, LLC (consulting
  YOB: 1929                     firm) (2001-present). Director, Urstadt Biddle
  Elected: 1993                 Property Corp. (license monitor).
  54 Funds
--------------------------------------------------------------------------------
  Harry Dalzell-Payne           Retired.
  YOB: 1929
  Elected: 1993
  54 Funds
--------------------------------------------------------------------------------
  Francis E. Jeffries           Retired.
  YOB: 1930
  Elected: 1995
  57 Funds
--------------------------------------------------------------------------------
  Leroy Keith, Jr.              Managing Director, Almanac Capital Management
  YOB: 1939                     (commodities business) (since 2007). Partner,
  Elected: 1993                 Stonington Partners, Inc. (private equity firm)
  54 Funds                      (2001-2007). Director/Trustee, Evergreen Funds
                                (88 portfolios) (1989-present).
--------------------------------------------------------------------------------
  Geraldine M. McNamara         Retired. Managing Director, U.S. Trust Company
  YOB: 1951                     of New York (private bank) (1982-2006).
  Elected: 2001
  56 Funds
--------------------------------------------------------------------------------
  James M. Oates                Managing Director, Wydown Group (consulting
  YOB: 1946                     firm) (1994-present). Chairman, Hudson Castle
  Elected: 1993                 Group, Inc. (formerly IBEX Capital Markets,
  54 Funds                      Inc.) (financial services) (1997-2006).
                                Director, Stifel Financial. Chairman and
                                Trustee, John Hancock Trust (93 portfolios) and
                                John Hancock Funds II (74 portfolios).
                                Non-Executive Chairman, Hudson Castle Group.
--------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------

          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  Richard E. Segerson           Managing Director, Northway Management Company
  YOB: 1946                     (1998-present).
  Elected: 1993
  54 Funds
--------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck       Chairman, Amsterdam Molecular Therapeutics N.V.
  YOB: 1942                     (biotechnology) (since 2007). Director, The
  Elected: 2006                 JPMorgan European Investment Trust
  54 Funds                      (1998-present), Galapagos N.V. (biotechnology)
                                (2005-present). Director, EASDAQ (Chairman)
                                (2001-present), Groupe SNEF (electrical and
                                electronic installation) (1998-present).
                                Managing Director, Almanij N.V. (financial
                                holding company) (1992-2003). Director, KBC Bank
                                and Insurance Holding Company (1992-2003), KBC
                                Bank (1992-2003), KBC Insurance (1992-2003),
                                Kredietbank S.A. Luxembourgeoise (1992-2003),
                                Investco N.V. (private equity company)
                                (1992-2003), Gevaert N.V. (industrial holding
                                company) (1992-2003), Fidea N.V. (insurance
                                company) (1992-2003), Almafin N.V. (real estate
                                investment company) (1992-2003), Centea N.V.
                                (savings bank) (1992-2003), Degussa Antwerpen
                                N.V. (1998-2004), Santens N.V. (textiles)
                                (1999-2004), Dictaphone Corp. (2002-2006), Banco
                                Urquijo (Chairman) (1998-2006).
--------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

--------------------------------------------------------------------------------
          NAME
      YEAR OF BIRTH
      YEAR ELECTED                        PRINCIPAL OCCUPATION(S)
# OF FUNDS IN FUND COMPLEX                DURING PAST 5 YEARS AND
   OVERSEEN BY TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
  George R. Aylward(1)          Senior Executive Vice President and President,
  YOB: 1964                     Asset Management (since 2007), Senior Vice
  Elected: 2006                 President and Chief Operating Officer, Asset
  56 Funds                      Management (2004-2007), Vice President
                                (2001-2004), The Phoenix Companies, Inc.
                                Director and President (2006-present), Chief
                                Operating Officer (2004-present), Executive Vice
                                President (2004-2006), Vice President, Finance,
                                (2001-2002), Phoenix Investment Partners, Ltd.
                                Various senior officer and directorship
                                positions with Phoenix affiliates. President
                                (2006-present), Executive Vice President
                                (2004-2006), the Phoenix Funds Family. Chairman,
                                President and Chief Executive Officer, The Zweig
                                Fund, Inc. and The Zweig Total Return, Fund Inc.
                                (2006- present).
--------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)        Limited Managing Director, Lazard Freres & Co.
  YOB: 1934                     LLC (1997-present).
  Elected: 2002
  54 Funds
--------------------------------------------------------------------------------
  Philip R. McLoughlin(3)       Partner, Cross Pond Partners, LLC
  YOB: 1946                     (2006-Present). Director, Argo Group
  Elected: 1999                 International Holdings Ltd. (Insurance) and
  74 Funds                      World Trust Fund and KBC Asset Management Ltd.
  Chairman
--------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company. Subsequent to the period being reported, Ms. LaMarche retired from the Trust's Board of Trustees, so she no longer serves as a trustee of the Trust.
(3) Mr. McLoughlin is treated as an "interested person," as defined in the Investment Company Act of 1940, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

--------------------------------------------------------------------------------
                       POSITION(S) HELD WITH
   NAME, ADDRESS AND    TRUST AND LENGTH OF        PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH          TIME SERVED              DURING PAST 5 YEARS
--------------------------------------------------------------------------------
  Nancy G. Curtiss     Senior Vice President   Assistant Treasurer
  YOB: 1952            since 2006.             (2001-present), Phoenix Equity
                                               Planning Corporation. Vice
                                               President (2003-2007), Vice
                                               President, Head of Asset
                                               Management Operations (since
                                               2007), Phoenix Investment
                                               Partners, Ltd. Ms. Curtiss is
                                               also Treasurer of various other
                                               investment companies within the
                                               Phoenix Fund Complex
                                               (1994-present).
--------------------------------------------------------------------------------
  Marc Baltuch         Vice President and      Chief Compliance Officer,
  c/o Zweig-DiMenna    Chief Compliance        Zweig-DiMenna Associates LLC
  Associates, LLC      Officer                 (1989-present). Vice President,
  900 Third Avenue     since 2004.             The Zweig Total Return Fund, Inc.
  New York, NY 10022                           (2004-present). Vice President,
  YOB: 1945                                    The Zweig Fund, Inc.
                                               (2004-present). President and
                                               Director of Watermark Securities,
                                               Inc. (1991-present). Assistant
                                               Secretary, Gotham Advisors Inc.
                                               (1990-2005).
--------------------------------------------------------------------------------
  W. Patrick Bradley   Chief Financial         Vice President, Fund
  YOB: 1972            Officer and             Administration (2007-present),
                       Treasurer               Second Vice President, Fund
                       (since 2006).           Control & Tax (2004-2006),
                                               Phoenix Investment Partners, Ltd.
                                               Vice President, Chief Financial
                                               Officer, Treasurer and Principal
                                               Accounting Officer or Chief
                                               Financial Officer and Treasurer
                                               (2005-present), Assistant
                                               Treasurer (2004-2006), certain
                                               funds within the Phoenix Fund
                                               Complex. Senior Manager, Audit,
                                               Deloitte & Touche, LLP
                                               (1999-2004).
--------------------------------------------------------------------------------
  Kevin J. Carr        Vice President,         Vice President and Counsel,
  One American Row     Chief Legal Officer,    Phoenix Life Insurance Company
  Hartford, CT 06102   Counsel and Secretary   (2005-present). Compliance
  YOB: 1954            since 2005.             Officer of Investments and
                                               Counsel, Travelers Life & Annuity
                                               Company (January 2005-May 2005).
                                               Assistant General Counsel, The
                                               Hartford Financial Services Group
                                               (1999-2005).
--------------------------------------------------------------------------------

PHOENIX INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Adviser Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]                                            -------------
PHOENIX                                                        PRSRT STD
                                                             U.S. POSTAGE
Phoenix Equity Planning Corporation                              PAID
P.O. Box 150480                                              LANCASTER, PA
Hartford, CT 06115-0480                                       PERMIT 1793
                                                             -------------



For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.





PXP092                                                                     2-08
BPD33929



ITEM 2. CODE OF ETHICS.

 (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

 (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

 (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

 (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

 (a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

 (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,200 for 2007 and $53,000 for 2006.

Audit-Related Fees
------------------

 (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 for 2007 and $2,000 for 2006. This represents the review of the semi-annual financial statements.

Tax Fees
--------

 (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,250 for 2007 and $9,250 for 2006.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Institutional Mutual Funds (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").


         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b) 100% for 2007 and 100% for 2006

                   (c) 100% for 2007 and 100% for 2006

                   (d) Not  applicable  for 2007 and not  applicable for 2006

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $660,559 for 2007 and $961,830 for 2006.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


 (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)  Not applicable.

 (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Institutional Mutual Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 7, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                          ------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 7, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     March 7, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.